              As filed with the Securities and Exchange Commission

                                on March 6, 2000.

                             Securities Act File No.

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /
                                                                  ----

     Pre-Effective Amendment No. /____/ Post-Effective Amendment No. /____/

                         GLOBAL/INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, New York 10154
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

        Caroline Pearson, Esq.                    Sheldon A. Jones, Esq.
        Scudder Kemper Investments, Inc.          Dechert Price & Rhoads
        Two International Place                   Ten Post Office Square - South
        Boston, MA 02110-4103                     Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
                       As soon as practicable after this
                          Registration Statement is
                            declared effective.

                      Title of Securities Being Registered:
                         Capital Stock ($.01 par value)
               of Scudder Global Fund, a series of the Registrant

--------------------------------------------------------------------------------

         It is proposed that this filing will become effective on April 5, 2000 pursuant to Rule 488 under the Securities Act of 1933.

--------------------------------------------------------------------------------

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                     PART A

             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                                AARP GROWTH TRUST

                             AARP GLOBAL GROWTH FUND

         Please take notice that a Special Meeting of Shareholders (the "Meeting") of AARP Global Growth Fund (the "Fund"), a series of AARP Growth Trust (the "Trust"), will be held at the offices of Scudder Kemper Investments, Inc., Floor 13, Two International Place, Boston, MA 02110-4103, on July 11, 2000, at 2:00 p.m., Eastern time, for the following purposes:

         Proposal 1:       To elect Trustees of the Trust;

         Proposal 2:       To approve an Agreement and Plan of Reorganization
                           for the Fund whereby all or substantially all of the assets and liabilities of the Fund would be acquired by Scudder Global Fund in exchange for shares of the AARP Shares class of Scudder Global Fund; and

         Proposal 3:       To ratify the selection of PricewaterhouseCoopers
                           LLP as the independent accountants for the Fund for the Fund's current fiscal year.

         The appointed proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments thereof.

         Holders of record of shares of the Fund at the close of business on April 17, 2000 are entitled to vote at the Meeting and at any adjournments thereof.

         In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                     By Order of the Board,


                                     [Signature]
                                     Kathryn L. Quirk,
                                     Secretary

[date]

IMPORTANT -- We urge you to sign and date the enclosed proxy card(s) and return it in the enclosed envelope which requires no postage (or to take advantage of the electronic or telephonic voting procedures described on the proxy card(s)). Your prompt return of the enclosed proxy card(s) (or your voting by other available means) may save the necessity and expense of further solicitations. If you wish to attend the Meeting and vote your shares in person at that time, you will still be able to do so.

                                Table of Contents

Introduction....................
Proposal 1: Election of Trustees/Directors for the Acquired
         Trust/Corporation........
         Nominees for Election..............
         Trustees/Directors Not Standing for Re-election............
         Responsibilities of the Board -- Board and Committee Meetings........
         Audit Committee........
         Committee on Independent Trustees/Directors........
         Attendance............
         Honorary Trustees/Directors.........
         Officers.............
         Compensation of Trustees/Directors and Officers.........
Proposal 2: Approval of Agreement and Plan of Reorganization......
         I. SYNOPSIS.........
                  Introduction.........
                  Background of the Reorganization...........
                  Reasons for the Proposed Transaction; Board Approval.......
                  Investment Objectives, Policies and Restrictions of the
                  Funds........
                  Portfolio Turnover..........
                  Performance...........
                  Investment Manager; Fees and Expenses......
                  Administrative Fee..........
                  Comparison of Expenses.........
                  Financial Highlights.........
                  Distribution of Shares........
                  Purchase, Redemption and Exchange Information.........
                  Dividends and other Distributions..........
                  Tax Consequences........
         II. PRINCIPAL RISK FACTORS......
         III. THE PROPOSED TRANSCTION..........
                  Description of the Plan........
                  Board Approval of the Proposed Transaction......
                  Description of the Securities to be Issued.....
                  Federal Income Tax Consequences.........
                  Capitalization...........
Proposal 3: Ratification or Rejection of the Selection of Independent
Accountants
Additional Information
Exhibit A
Exhibit B
Appendix 1
Appendix 2
Part B:  Statement of Additional Information
Part C:  Other Information

                           PROXY STATEMENT/PROSPECTUS
                                     [DATE]

                  Relating to the acquisition of the assets of
                 AARP GLOBAL GROWTH FUND (the "Acquired Fund"),
                              a separate series of
                    AARP GROWTH TRUST (the "Acquired Trust")
                             Two International Place
                        Boston, Massachusetts 02110-4103
                                 (800) 253-2277

   by and in exchange for shares of capital stock of the AARP Shares class of
                   SCUDDER GLOBAL FUND (the "Acquiring Fund"),
                              a separate series of
          GLOBAL/INTERNATIONAL FUND, INC. (the "Acquiring Corporation")
                                 345 Park Avenue
                            New York, New York 10154
                                 (800) 728-3337

                                  INTRODUCTION

         This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Fund in connection with three proposals (each a "Proposal"). Proposal 1 describes the election of Trustees, and Proposal 3 proposes the ratification of the Acquired Fund's accountants.

         In Proposal 2, shareholders are asked to approve a proposed reorganization in which all or substantially all of the assets of the Acquired Fund would be acquired by the Acquiring Fund, in exchange for shares of capital stock of the AARP Shares class of the Acquiring Fund (known as "AARP Shares) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as described more fully below (the "Reorganization"). Shares of the Acquiring Fund thereby received would then be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. As a result of the Reorganization, each shareholder of the Acquired Fund would receive that number of AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund held as of the close of business on the Valuation Date. Shareholders of the Acquired Fund will vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Reorganization would be consummated. A copy of the Plan is attached hereto as Exhibit A. The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. The Reorganization is expected to occur on or about September 11, 2000.

         Proposals 1 and 2 relate to a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager") and described in more detail below.

         In the descriptions of the Proposals below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Acquired Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement as being taken by either the Acquired Fund or the Acquiring Fund (each a "Fund" and collectively the "Funds"), although all actions are actually taken either by the Acquired Trust or the Acquiring Corporation, on behalf of the applicable Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         This Proxy Statement/Prospectus sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquiring Fund, see the Acquiring Fund's prospectus, dated January 1, 2000, as supplemented from time to time, which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquired Fund, see the Acquired Fund's prospectus, dated February 1, 2000, as supplemented from time to time, which is incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Acquired Fund at the telephone number or address set forth on the preceding page .

         The Acquiring Fund's Statement of Additional Information, dated January 1, 2000, is incorporated herein by reference and may be obtained upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth on the preceding page. A Statement of Additional Information, dated ___________________, containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Statement of Additional Information relating to the Reorganization is available upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth on the preceding page. Shareholder inquiries regarding the Acquired Fund may be made by calling (800) 253-2277. Shareholder inquiries regarding the Acquiring Fund may be made by calling (800) 728-3337. The information contained herein concerning the Acquired Fund has been provided by, and is included herein in reliance upon, the Acquired Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund. The AARP Shares will be a newly-established class of shares of the Acquiring Fund and will be identical in all material respects to the Acquiring Fund shares currently offered and sold, as described in the prospectus and statement of additional information for the Acquiring Fund, dated January 1, 2000, except as otherwise described herein.

         The Acquiring Fund and the Acquired Fund are diversified series of capital stock, in the case of the Acquiring Fund, and shares of beneficial interest, in the case of the Acquired Fund, of, respectively, the Acquiring Corporation and the Acquired Trust. The Acquiring Corporation and the Acquired Trust are each an open-end management investment company organized as a Maryland corporation and a Massachusetts business trust, respectively.

         The Board of Trustees (except as otherwise noted, "Trustees" refers to the Trustees of the Acquired Trust and "Board" refers to the Board of Trustees of the Acquired Trust) is soliciting proxies from shareholders of the Acquired Fund, on behalf of the Acquired Fund, for the Special Meeting of Shareholders to be held on July 11, 2000, at Scudder Kemper's offices, at Floor 13, Two International Place, Floor 13, Boston, MA 02110-4103 at 2:00 p.m. (Eastern time), or at such later time made necessary by adjournment (the "Meeting").

         The Board of Trustees recommends that shareholders vote for the nominees listed in Proposal 1, and for Proposals 2 and 3.

             PROPOSAL 1: ELECTION OF TRUSTEES FOR THE ACQUIRED TRUST

         At the Meeting, shareholders will be asked to elect nine individuals to constitute the Board of Trustees of the Acquired Trust. These individuals were nominated after a careful and deliberate selection process by the present Board of Trustees of the Acquired Trust. The nominees for election, who are listed below, include seven persons who currently serve as Independent Trustees (as defined below) of the Acquired Trust, the Acquiring Corporation or as independent trustees or directors of other no-load funds advised by Scudder Kemper and who have no affiliation with Scudder Kemper or AARP. The nominees listed below are also being nominated for election as Directors of the Acquiring Corporation and as trustees or directors of most of the other no-load funds advised by Scudder Kemper.

         Currently five different boards of trustees or directors are responsible for overseeing different groups of no-load funds advised by Scudder Kemper. As part of a broader restructuring effort described below under Proposal 2, Scudder Kemper has recommended, and the Board of Trustees has agreed, that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Scudder no-load funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Funds and Scudder Kemper.

         Election of each of the listed nominees for Trustee on the Board of the Acquired Trust requires the affirmative vote of a plurality of the votes cast at the Meeting, in person or by proxy. The persons named as proxies on the enclosed proxy card will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee of the Acquired Trust until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Acquired Trust. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the Trustees may recommend. The following paragraphs and table set forth information concerning the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's age is in parentheses after his or her name. Unless otherwise noted,
(i) each of the nominees and Trustees has engaged in the principal occupation listed in the following paragraphs and table for more than five years, but not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103.

Nominees for Election as Trustees:

Henry P. Becton, Jr. (56)

Henry P. Becton, Jr. graduated from Yale University in 1965, where he was elected to Phi Beta Kappa and was Chairman of the Yale Broadcasting Corporation. He received his J.D. degree from Harvard Law School in 1968. He joined the staff of WGBH Educational Foundation in 1970, was appointed General Manager in 1978, and was elected President and General Manager in 1984. Mr. Becton is a member of the PBS Board of Directors, a Trustee of American Public Television, the New England Aquarium, the Boston Museum of Science, Concord Academy, and the Massachusetts Corporation for Educational Telecommunications, an Overseer of the Boston Museum of Fine Arts, and a member of the Board of Governors of the Banff International Television Festival Foundation. He is also a Director of Becton Dickinson and Company and A.H. Belo Company, a Trustee of the Committee for Economic Development, and a member of the Board of Visitors of the Dimock Community Health Center, the Dean's Council of Harvard University's Graduate School of Education, and the Massachusetts Bar. Mr. Becton has served as a trustee of various mutual funds advised by Scudder Kemper since 1990.

Linda C. Coughlin (48)*

Linda C. Coughlin, a Managing Director of Scudder Kemper, is head of Scudder Kemper's U.S. Retail Mutual Funds Business. Ms. Coughlin joined Scudder Kemper in 1986 and was a member of the firm's Board of Directors. She currently oversees the marketing, service and operations of Scudder Kemper retail businesses in the United States, which include the Scudder, Kemper, AARP, and closed-end fund families, and the direct and intermediary channels. She also serves as Chairperson of the AARP Investment Program from Scudder and as a Trustee of the Program's mutual funds. Ms. Coughlin is also a member of the Mutual Funds Management Group. Previously, she served as a regional Marketing Director in the retail banking division of Citibank and at the American Express Company as Director of Consumer Marketing for the mutual fund group. Ms. Coughlin received a B.A. degree in economics (summa cum laude) from Fordham University. Ms. Coughlin has served on the boards of various funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1996.

Dawn-Marie Driscoll (53)

Dawn-Marie Driscoll is an Executive Fellow and Advisory Board member of the Center for Business Ethics at Bentley College, one of the nation's leading institutes devoted to the study and practice of business ethics. Ms. Driscoll is also president of Driscoll Associates, a consulting firm. She is a member of the Board of Governors of the Investment Company Institute and serves as Chairman of the Directors Services Committee. She has been a director, trustee and overseer of many civic and business institutions, including The Massachusetts Bay United Way and Regis College. Ms. Driscoll was formerly a law partner at Palmer & Dodge in Boston and served for over a decade as Vice President of Corporate Affairs and General Counsel of Filene's, the Boston-based department store chain. Ms. Driscoll received a B.A. from Regis College, a J.D. from Suffolk University Law School, a D.H.L. (honorary) from Suffolk University and a D.C.S. (honorary) from Bentley College Graduate School of Business. Ms. Driscoll has served as a trustee of various mutual funds advised by Scudder Kemper since 1987.

Edgar R. Fiedler (70)

Edgar R. Fiedler is Senior Fellow and Economic Counsellor at The Conference Board. He served as the Board's Vice President, Economic Research from 1975 to 1986 and as Vice President and Economic Counsellor from 1986 to 1996. Mr. Fiedler's business experience includes positions at Eastman Kodak in Rochester (1956-59), Doubleday and Company in New York City (1959-60), and Bankers Trust Company in New York City (1960-69). He also served as Assistant Secretary of the Treasury for Economic Policy from 1971 to 1975. Mr. Fiedler graduated from the University of Wisconsin in 1951. He received his M.B.A. from the University of Michigan and his doctorate from New York University. During the 1980's, Mr. Fiedler was an Adjunct Professor of Economics at the Columbia University Graduate School of Business. From 1990 to 1991, he was the Stephen Edward Scarff Distinguished Professor at Lawrence University in Wisconsin. Mr. Fiedler is a Director of The Stanley Works, Harris Insight Funds, Brazil Fund, and PEG Capital Management, Inc. He has served as a board member of various mutual funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1984.

Keith R. Fox (46)

Keith R. Fox is the managing partner of the Exeter Group of Funds, a series of private equity funds with offices in New York and Boston, which he founded in 1986. The Exeter Group invests in a wide range of private equity situations, including venture capital, expansion financings, recapitalizations and management buyouts. Prior to forming Exeter, Mr. Fox was a director and vice president of BT Capital

Corporation, a subsidiary of Bankers Trust New York Corporation organized as a small business investment company and based in New York City. Mr. Fox graduated from Oxford University in 1976 and in 1981 received an M.B.A. degree from the Harvard Business School. Mr. Fox is also a qualified accountant. He is a board member and former Chairman of the National Association of Small Business Investment Companies, and a director of Golden State Vintners, K-Communications, Progressive Holding Corporation and Facts On File, as well as a former director of over twenty companies. Mr. Fox has served as a trustee of various mutual funds advised by Scudder Kemper since 1996.

Joan Edelman Spero (55)

Joan E. Spero is the president of the Doris Duke Charitable Foundation, a position to which she was named in January 1997. From 1993 to 1997, Ms. Spero served as Undersecretary of State for Economic, Business and Agricultural Affairs under President Clinton. From 1981 to 1993, she was an executive at the American Express Company, where her last position was executive vice president for Corporate Affairs and Communications. Ms. Spero served as U.N. Ambassador to the United Nations Economic and Social Council under President Carter from 1980 to 1981. She was an assistant professor at Columbia University from 1973 to 1979. She graduated Phi Beta Kappa from the University of Wisconsin and holds a master's degree in international affairs and a doctorate in political science from Columbia University. Ms. Spero is a member of the Council on Foreign Relations and the Council of American Ambassadors. She also serves as a trustee of the Wisconsin Alumni Research Foundation, The Brookings Institution and Columbia University and is a Director of First Data Corporation. Ms. Spero has served as a trustee of various mutual funds advised by Scudder Kemper since 1998.

Jean Gleason Stromberg (56)

Ms. Stromberg acts as a consultant on regulatory matters. From 1996 to 1997, Ms. Stromberg represented the U.S. General Accounting Office before Congress and elsewhere on issues involving banking, securities, securities markets, and government-sponsored enterprises. Prior to that, Ms. Stromberg was a corporate and securities law partner at the Washington, D.C. law office of Fulbright and Jaworski, a national law firm. She served as Associate Director of the SEC's Division of Investment Management from 1977 to 1979 and prior to that was Special Counsel for the Division of Corporation Finance from 1972 to 1977. Ms. Stromberg graduated Phi Beta Kappa from Wellesley College and received her law degree from Harvard Law School. From 1988 to 1991 and 1993 to 1996, she was a Trustee of the American Bar Retirement Association, the funding vehicle for American Bar Association-sponsored retirement plans. Ms. Stromberg serves on the Wellesley College Business Leadership Council and the Council for Mutual Fund Director Education at Northwestern University Law School and was a panelist at the SEC's Investment Company Director's Roundtable. Ms. Stromberg has served as a board member of the AARP Investment Program Funds since 1997.

Jean C. Tempel (56)

Jean C. Tempel is a venture partner for Internet Capital Group, a strategic network of Internet partnership companies whose principal offices are in Wayne, Pennsylvania. Ms. Tempel concentrates on investment opportunities in the Boston area. She spent 25 years in technology/operations executive management at various New England banks, building custody operations and real time financial/securities processing systems, most recently as Chief Operations Officer at The Boston Company. From 1991 until 1993 she was president/COO of Safeguard Scientifics, a Pennsylvania technology venture company. In that role she was a founding investor, director and vice chairman of Cambridge Technology Partners. She is a director of XLVision, Inc., Marathon Technologies, Inc., Aberdeen Group and Sonesta Hotels International, and is a Trustee of Northeastern University, Connecticut College, and The Commonwealth

Institute. She received a B.A. from Connecticut College, an M.S. from Rensselaer Polytechnic Institute of New York, and attended Harvard Business School's Advanced Management Program. Ms. Tempel has served as a trustee of various mutual funds advised by Scudder Kemper since 1994.

Steven Zaleznick (45)*

Steven Zaleznick is President and CEO of AARP Services, Inc., a wholly-owned and independently-operated subsidiary of AARP which manages a range of products and services offered to AARP members, provides marketing services to AARP and its member service providers and establishes an electronic commerce presence for AARP members. Mr. Zaleznick previously served as AARP's general counsel for nine years. He was responsible for the legal affairs of the AARP, which included tax and legal matters affecting non-profit organizations, contract negotiations, publication review and public policy litigation. In 1979, he joined the AARP as a legislation representative responsible for issues involving taxes, pensions, age discrimination, and other national issues affecting older Americans. Mr. Zaleznick is President of the Board of Cradle of Hope Adoption Center in Washington, D.C. He is a former treasurer and currently a board member of the National Senior Citizens Law Center. Mr. Zaleznick received his B.A. in economics from Brown University. He received his J.D. degree from Georgetown University Law Center and is a member of the District of Columbia Bar Association.

Trustees Not Standing for Re-election:

--------------------------------------------------------------------------------
Name                                     Present Office with the Acquired Trust;
                                          Principal Occupation or Employment and
                                                      Directorships
--------------------------------------------------------------------------------
Horace B. Deets (61)*                    Vice Chairperson and Trustee; Executive
                                         Director, AARP (1989 - Present). Mr.
                                         Deets serves on the Boards of an
                                         additional 4 trusts whose funds are
                                         advised by Scudder Kemper.

--------------------------------------------------------------------------------
Carole Lewis Anderson (55)               Trustee; Principal, Suburban Capital
                                         Markets, Inc. (1995 - Present). Ms.
                                         Anderson serves on the Boards of an
                                         additional 4 trusts whose funds are
                                         advised by Scudder Kemper.

--------------------------------------------------------------------------------
Adelaide Attard (69)                     Trustee; Member, NYC Department of
                                         Aging Advisory Council (1995 -
                                         Present); Consultant, Gerontology
                                         Commissioner, County of Nassau, New
                                         York, Department of Senior Citizen
                                         Affairs (1971-1991). Ms. Attard serves
                                         on the Boards of an additional 4 trusts
                                         whose funds are advised by Scudder
                                         Kemper.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name                                     Present Office with the Acquired Trust;
                                          Principal Occupation or Employment and
                                                      Directorships
--------------------------------------------------------------------------------
Robert N. Butler, M.D. (73)              Trustee; Director, International
                                         Longevity Center and Professor of
                                         Geriatrics and Adult Development;
                                         Chairman, Henry L. Schwartz Department
                                         of Geriatrics and Adult Development,
                                         Mount Sinai Medical Center (1982 -
                                         present). Dr. Butler serves on the
                                         Boards of an additional 4 trusts whose
                                         funds are advised by Scudder Kemper.

--------------------------------------------------------------------------------
Lt. Gen. Eugene P. Forrester (73)        Trustee; Lt. General (Retired), U.S.
                                         Army; International Trade Counselor
                                         (1983 - present); Consultant. Lt. Gen.
                                         Forrester serves on the Boards of an
                                         additional 4 trusts whose funds are
                                         advised by Scudder Kemper.

--------------------------------------------------------------------------------
George L. Maddox, Jr. (74)               Trustee; Professor Emeritus and
                                         Director, Long Term Care Resources
                                         Program, Duke University Medical
                                         Center; Professor Emeritus of
                                         Sociology, Departments of Sociology and
                                         Psychiatry, Duke University. Mr. Maddox
                                         serves on the Boards of an additional 4
                                         trusts whose funds are advised by
                                         Scudder Kemper.

--------------------------------------------------------------------------------
Robert J. Myers (87)                     Trustee; Actuarial Consultant (1983 -
                                         present). Mr. Myers serves on the
                                         Boards of an additional 4 trusts whose
                                         funds are advised by Scudder Kemper.

--------------------------------------------------------------------------------
James H. Schulz (63)                     Trustee; Professor of Economics and
                                         Kirstein Professor of Aging Policy,
                                         Policy Center on Aging, Florence Heller
                                         School, Brandeis University. Mr. Schulz
                                         serves on the Boards of an additional 4
                                         trusts whose funds are advised by
                                         Scudder Kemper.

--------------------------------------------------------------------------------
Gordon Shillinglaw (74)                  Trustee; Professor Emeritus of
                                         Accounting, Columbia University
                                         Graduate School of Business. Dr.
                                         Shillinglaw serves on the Boards of an
                                         additional 4 trusts whose funds are
                                         advised by Scudder Kemper.

--------------------------------------------------------------------------------

* Nominee or Trustee considered by the Acquired Trust and its counsel to be an "interested person" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Acquired Trust, the Investment Manager or AARP because of his or her employment by the Investment Manager or AARP, and, in some cases, holding offices with the Acquired Trust.

         Appendix 1 hereto sets forth the number of shares of each series of the Acquired Trust owned directly or beneficially by the Trustees of the Acquired Trust and by the nominees for election.

Responsibilities of the Board -- Board and Committee Meetings

         A fund's board is responsible for the general oversight of fund business. The board that is proposed for shareholder voting at this Meeting is comprised of two individuals who are considered "interested" Trustees, and seven individuals who have no affiliation with Scudder Kemper and who are called "independent" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. On the proposed Board of Trustees, if approved by shareholders, nearly 78% will be Independent Trustees. The Independent Trustees have been nominated solely by the current Independent Trustees of the Acquired Trust, a practice also favored by the SEC. The Independent Trustees have primary responsibility for assuring that the Acquired Fund is managed in the best interests of its shareholders.

         The Trustees meet several times during the year to review the investment performance of each fund of the Acquired Trust and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted several policies and practices which help ensure their effectiveness and independence in reviewing fees and representing shareholders. Many of these are similar to those suggested in the 1999 Advisory Group Report on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by the funds' independent public accountants and other independent experts retained for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters.

         The Board of the Acquired Trust has an Audit Committee and a Committee on Independent Trustees, the responsibilities of which are described below. In addition, the Acquired Trust has an Executive Committee, a Shareholder Service Committee and a Valuation Committee.

Audit Committee

         The Audit Committee reviews with management and the independent public accountants for each series of the Acquired Trust, among other things, the scope of the audit and the internal controls of each series of the Acquired Trust and its agents, reviews and approves in advance the type of services to be rendered by independent accountants, recommends the selection of independent accountants for each series of the Acquired Trust to the Board, reviews the independence of such firm and, in general, considers and reports to the Board on matters regarding the accounting and financial reporting practices of each series of the Acquired Trust.

         As suggested by the Advisory Group Report, the Acquired Trust's Audit Committee is comprised entirely of Independent Trustees, meets privately with the independent accountants of each series of the Acquired Trust, will receive annual representations from the accountants as to their independence, and has a written charter that delineates the committee's duties and powers.

Committee on Independent Trustees

         The Board of Trustees of the Acquired Trust has a Committee on Independent Trustees, comprised solely of Independent Trustees, charged with the duty of making all nominations of Independent Trustees, establishing Trustees' compensation policies and reviewing matters relating to the Independent Trustees.

Attendance

         The full Board of Trustees of the Acquired Trust met six times, the Audit Committee met two times and the Committee on Independent Trustees met two times during calendar year 1999. Each then current Trustee attended 100% of the total meetings of the Board and each committee on which he or she served as a regular member that were held during that period, except Horace B. Deets, Robert
J. Myers and James H. Schulz, who attended 90%, 94% and 92%, respectively, of those meetings. In addition to these Board and committee meetings, the Trustees of the Acquired Trust attended various other meetings on behalf of the Acquired Trust during the year, including meetings with their independent legal counsel and informational meetings.

Officers

         The following persons are officers of the Acquired Trust:

----------------------------------------------------------------------------------------------------------------------
                                         Present Office with the Acquired
                                         Trust; Principal Occupation or
Name (Age)                                         Employment(1)                 Year First Became an Officer(2)
----------                                         ----------                    ----------------------------
----------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin (48)                   Trustee and President; Managing         2000
                                         Director of Scudder Kemper
----------------------------------------------------------------------------------------------------------------------
William Glavin (41)                      Vice President;                         1997
                                         Senior Vice President of Scudder
                                         Kemper

----------------------------------------------------------------------------------------------------------------------
Ann M. McCreary (43)                     Vice President; Managing Director of    1998
                                         Scudder Kemper

----------------------------------------------------------------------------------------------------------------------
James Masur (39)                         Vice President; Senior Vice President   1999
                                         of Scudder Kemper
----------------------------------------------------------------------------------------------------------------------


--------

(1) Unless otherwise stated, all of the officers have been associated with their respective companies for more than five years, although not necessarily in the same capacity.

(2) The President, Treasurer and Secretary each holds office until his or her successor has been duly elected and qualified, and all other officers hold offices in accordance with the By-laws of the Acquired Trust.

----------------------------------------------------------------------------------------------------------------------
                                         Present Office with the Acquired
                                         Trust; Principal Occupation or
Name (Age)                                         Employment(1)                 Year First Became an Officer(2)
----------                                         ----------                    ----------------------------
----------------------------------------------------------------------------------------------------------------------
John Millette (37)                       Vice President and Assistant            1999
                                         Secretary; Assistant Vice President
                                         of Scudder Kemper

----------------------------------------------------------------------------------------------------------------------
James W. Pasman (47)                     Vice President; Senior Vice President   1996
                                         of Scudder Kemper

----------------------------------------------------------------------------------------------------------------------
Kathryn L. Quirk (47)                    Vice President and Secretary;           1997
                                         Managing Director of Scudder Kemper

----------------------------------------------------------------------------------------------------------------------
John Hebble (41)                         Treasurer; Senior Vice President,       1997
                                         Scudder Kemper
----------------------------------------------------------------------------------------------------------------------

Compensation of Trustees and Officers

         The Acquired Trust pays each Independent Trustee an annual Trustee's fee for each series of the Acquired Trust plus specified amounts for Board and committee meetings attended and reimburses expenses related to the business of any series of the Acquired Trust. As of April 1, 1999, each Independent Trustee receives an annual Trustee's fee of $12,000. (Prior to April 1, 1999, the annual Trustee's fee was $10,000.) Each Independent Trustee also receives fees of $175 per fund for attending each meeting of the Board and between $80 and $150 per fund (depending on meeting type) for attending each committee meeting, or meeting held for the purpose of considering arrangements between the Acquired Trust and Scudder Kemper, or any of its other affiliates. The newly-constituted Board may determine to change its compensation structure.

         The Independent Trustees of the Acquired Trust are not entitled to benefits under any pension or retirement plan. A one-time benefit, however, will be provided to those Independent Trustees who are not standing for re-election in an amount equal to twice a Trustee's calendar year 1999 compensation from the Acquired Trust. Inasmuch as Scudder Kemper will also benefit from the administrative efficiencies of a consolidated board, Scudder Kemper has agreed to bear one-half of the cost of any such benefit.

         Scudder Kemper supervises the Acquired Trust's investments, pays the compensation and certain expenses of its personnel who serve as Trustees and officers of the Acquired Trust and receives a management fee for its services. Several of the Acquired Trust's officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Acquired Trust makes no direct payments to them other than for reimbursement of travel expenses in connection with their attendance at Board and committee meetings.

         The following Compensation Table provides in tabular form the following data:

         Column (1) All Trustees who receive compensation from the Acquired
Trust.

         Column (2) Aggregate compensation received by each Trustee of the Acquired Trust during calendar year 1999.

         Column (3) Total compensation received by each Trustee from funds managed by Scudder Kemper (collectively, the "Fund Complex") during calendar year 1999.

Compensation Table

--------------------------------------------------------------------------------
Trustees                     Aggregate               Total Compensation
                             Compensation (number    from Fund Complex* Paid to
                             of funds)               Trustee
--------------------------------------------------------------------------------
Carole Lewis Anderson        $20,280 (5 funds)       $40,935  (16 funds)
--------------------------------------------------------------------------------
Adelaide Attard              $19,013 (5 funds)       $38,375  (16 funds)
--------------------------------------------------------------------------------
Robert N. Butler             $17,271 (5 funds)       $34,855  (16 funds)
--------------------------------------------------------------------------------
Edgar R. Fiedler             $16,013 (5 funds)       $54,495  (17 funds)
--------------------------------------------------------------------------------
Eugene P. Forrester          $20,280 (5 funds)       $40,935  (16 funds)
--------------------------------------------------------------------------------
George L. Maddox, Jr.        $20,280 (5 funds)       $40,935  (16 funds)
--------------------------------------------------------------------------------
Robert J. Myers              $18,838 (5 funds)       $38,200  (16 funds)
--------------------------------------------------------------------------------
James H. Schulz              $18,381 (5 funds)       $37,095  (16 funds)
--------------------------------------------------------------------------------
Gordon Shillinglaw           $23,208 (5 funds)       $44,280  (16 funds)
--------------------------------------------------------------------------------
Jean Gleason Stromberg       $20,276 (5 funds)       $40,935  (16 funds)
--------------------------------------------------------------------------------

* The Fund Complex includes two funds for which the Trustees serve without compensation.

           The Board of Trustees of AARP Growth Trust recommends that the shareholders of AARP Global Growth Fund vote for each nominee.

                             PROPOSAL 2: APPROVAL OF
                      AGREEMENT AND PLAN OF REORGANIZATION

I.       SYNOPSIS

         The following is a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

Introduction

         The Board of the Acquired Trust, including all of the Independent Trustees, approved the Plan at a meeting held on February 7, 2000. Subject to its approval by the shareholders of the Acquired Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund, in exchange for AARP Shares; (b) the distribution of such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund; and (c) the abolition of the Acquired Fund as a series of the Acquired Trust. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the AARP Shares and will hold, immediately after the Reorganization, AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund on the Valuation Date.

         Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Acquired Fund's shareholders will continue to enjoy many of the same shareholder privileges as they currently enjoy, such as the ability to buy, exchange and sell shares without paying a sales commission, access to professional service representatives, and automatic dividend reinvestment. See "Purchase, Redemption and Exchange Information."

Background of the Reorganization

         The Reorganization is part of a broader restructuring program proposed by Scudder Kemper to respond to changing industry conditions and investor needs. Scudder Kemper seeks to offer the full lineup of the Scudder Family of no-load funds to members of the AARP Investment Program. The expanded offering should position the AARP Investment Program to meet the increasingly diverse needs of current and prospective AARP members.

         Scudder Kemper and AARP have advised the Board that they believe that the proposed changes in the AARP Investment Program from Scudder are in the interests of shareholders of funds offered through the AARP Investment Program (the "AARP Funds") and AARP members: the Program would consist of forty-three no-load funds compared with the current sixteen and would retain its separate identity with separate statements [and lower minimum investments] for participating shareholders; six core funds would continue to have a risk managed strategy; education will remain a focus of Scudder Kemper; and AARP will continue to be involved with the Program and is proposed to have board representation.

         As part of this initiative, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises. Scudder Kemper believes, and has advised the boards, that the consolidation of certain funds advised by it would benefit fund shareholders. Scudder Kemper has, therefore, proposed the consolidation of a number of no-load funds advised by it that Scudder Kemper believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the Scudder Funds and the AARP Funds, all of which are advised by Scudder Kemper. Consolidation plans are proposed for other funds that have not gathered enough assets to operate efficiently and, in turn, have relatively high expense ratios. Scudder Kemper believes that these consolidations may help to enhance investment performance of funds and increase efficiency of operations. The Reorganization is also expected to result in lower operating expenses for Acquired Fund shareholders, as described in "Comparison of Expenses" below.

         There are currently five different boards for the no-load funds advised by Scudder Kemper. Scudder Kemper believes, and has proposed to the boards, that creating a single board responsible for most of the no-load funds advised by Scudder Kemper would increase efficiency and benefit fund shareholders. (See Proposal 1 above.)

         As part of this restructuring effort, Scudder Kemper has also proposed the adoption of an administrative fee for most of the no-load funds advised by Scudder Kemper. Under this fee structure, in exchange for payment by the Acquiring Fund of an administrative fee, Scudder Kemper would agree to provide or pay for substantially all services that a fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. Such an administrative fee would enable investors to determine with greater certainty the expense level that a fund will experience, and would transfer substantially all of the risk of increased costs to Scudder Kemper. Scudder Kemper has proposed that the Acquiring Fund implement such an administrative fee upon the Closing, as described in "Administrative Fee" below.

         The fund consolidations, the adoption of an administrative fee and the creation of a single board are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

         Since receiving Scudder Kemper's proposals on September 22, 1999, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "Board Approval of the Proposed Transaction" below.

         The Trustees believe that the Reorganization may provide shareholders of the Acquired Fund with the following benefits:

o LOWER EXPENSES. If the Reorganization is approved, Acquired Fund shareholders may benefit from lower total Fund operating expenses. Please refer to "Comparison of Expenses" below.

o GREATER PREDICTABILITY OF EXPENSES. On or prior to Closing, the Acquiring Fund and Scudder Kemper will enter into an administrative services agreement pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund, and most Fund expenses, in return for payment by the Acquiring Fund of a single administrative fee rate. This agreement, which has an initial three year term, will protect the Acquiring Fund's shareholders from increases in the Acquiring Fund's expense ratio attributed to any increases in the costs of providing these services.

o OPPORTUNITY FOR HIGHER RETURN. The Acquiring Fund may provide an opportunity for a higher level of return than the Acquired Fund, although there can be no assurances in this regard. The Acquiring Fund has outperformed the Acquired Fund over the past one and three year periods.

o SIMILAR INVESTMENT OBJECTIVES AND POLICIES. The combined fund will continue to seek growth of capital through investment in global securities. The Funds are currently managed by the same portfolio management teams and have similar investments.

o TAX-FREE REORGANIZATION. Shareholders of the Acquiring Fund will exchange their shares for shares of the Acquired of equal value. It is expected that the transaction will be tax-free for Acquired Fund shareholders.

         For these reasons, as more fully described below under "The Proposed Transaction - Board Approval of the Proposed Transaction," the Trustees of the Acquired Trust, including the Independent Trustees, have concluded that:

o the Reorganization is in the best interests of the Acquired Fund and its shareholders; and

o the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

         Accordingly, the Trustees recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Acquired Fund will continue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

         The investment objectives, policies and restrictions of the Acquired Fund and the Acquiring Fund (and, consequently, the risks of investing in either
Fund) are very similar. Some differences do exist. The investment objective of the Acquiring Fund is to seek long-term growth of capital. The investment objective of the Acquired Fund is to provide long-term capital growth while actively seeking to reduce downside risk as compared with other global growth funds. There can be no assurance that either Fund will achieve its investment objective. Both Funds have the same portfolio managers and are managed in a substantially similar manner, except that the Acquired Fund seeks to reduce downside risk by diversifying widely among regions, market sectors and individual companies.

         The Acquiring Fund normally invests at least 65% of its total assets in U.S. and foreign equities, generally focusing on common stocks of established companies in countries with developed economies. The Acquired Fund normally invests at least 65% of its total assets in stocks issued by established companies of any size in developed countries around the world, including the U.S. The Acquired Fund invests primarily in companies that offer the potential for sustainable above-average earnings growth.

         The Acquiring Fund may invest up to 5% of its total assets in debt securities that are rated Baa or below by Moody's Investor Services, Inc. or BBB or below by Standard & Poor's Ratings Services ("high yield" or "junk" bonds). To the extent the Acquired Fund invests in debt securities, the managers of the Acquired Fund intend that such securities will be investment grade credit ratings as determined by one or more rationally recognized rating services.

         The Acquiring Fund may also invest in convertible stocks, convertible stocks, preferred stocks, and depository receipts, over-the-counter securities, investment grade debt securities, debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, governmental agencies, supranational agencies and companies. The Acquiring Fund usually invests in securities of issuers located in at least three countries, one of which may be the U.S.

         The Acquired Fund may make only limited use of strategic transactions. The Acquiring Fund, while limited to 5% of assets committed to strategic transactions entered into for non-hedging purposes, may make more use of such transactions. The Acquired Fund may also invest in real estate investment trusts, zero coupon securities, convertible securities and investment-grade debt securities. The Acquired Fund usually invests in securities of issuers located in at least three countries, one of which may be the U.S.

         Lastly, the Acquired Fund does not invest in securities issued by tobacco-producing companies and has a stated goal of educating shareholders on investment topics affecting their lives. Upon the closing of the Reorganization, the Acquiring Fund will modify its investment objective to provide income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. In addition, the Acquiring Fund will adopt the policy of excluding investment in securities issued by tobacco-producing companies.

         The Acquiring Fund's investment restrictions, as set forth in its Statement of Additional Information, are identical to the Acquired Fund's investment restrictions, except that the Acquiring Fund may not, as a non-fundamental policy, lend portfolio securities in an amount greater than 5% of its total assets. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders. Investors should refer to the respective Statements of Additional

Information of the Acquiring Fund and the Acquired Fund for a fuller description of each Fund's investment policies and restrictions.

Portfolio Turnover

         The average annual portfolio turnover rate for the Acquiring Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended June 30, 1999 and for the two months ended August 31, 1999 (i.e., prior to the creation of AARP Shares), was 70.2% and 28.8% (annualized), respectively. The average annual portfolio turnover rate for the Acquired Fund for the fiscal year ended September 30, 1999 was 54.8%.

Performance

         The following table compares the investment performance of each Fund, and may provide some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year and how the Fund's average annual return for the periods indicated compare with those of a broad measure of market performance. Neither Fund's past performance is an indication of how the Fund will perform in the future.

                           Average Annual Total Return
                    For the Periods Ending December 31, 1999

--------------------------------------------------------------------------------

                       Acquiring Fund+   Acquired Fund        Benchmark Index**
                       ---------------   -------------        -----------------
--------------------------------------------------------------------------------
Past year                  23.47%            22.13%                24.93%
--------------------------------------------------------------------------------
Past 5 years               17.42%              N/A                 19.74%
--------------------------------------------------------------------------------
Past 10 years              12.38%              N/A                 11.42%
--------------------------------------------------------------------------------
Since Inception*             N/A             14.96%                19.43%
--------------------------------------------------------------------------------

+ AARP Shares were not offered during the periods covered. Performance shown is for shares of the Acquiring Fund existing during the periods covered.

*The inception date for the Acquired Fund is February 1, 1996.

**Each Fund's benchmark index is the Morgan Stanley Capital International (MSCI) World Index, an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia, and the Far East. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

         Total return for the Acquired Fund would have been lower during the period since inception if the Investment Manager had not maintained expenses.

         For management's discussion of the Acquiring Fund's performance for the annual period ended August 31, 1999 (prior to the creation of AARP Shares), see Exhibit B attached hereto.

Investment Manager; Fees and Expenses

         Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by the Fund's Trustees/Directors. Shareholders pay no direct charges or fees for investment management or other services. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

         The Investment Manager receives a fee for its services pursuant to its investment management agreement with the Acquiring Fund. For these services, the Acquiring Fund pays the Investment Manager a fee at an annual rate of 1.00% of the first $500 million of average daily net assets, 0.95% of the next $500 million, 0.90% of the next $500 million, and 0.85% on average daily net assets in excess of $1.5 billion. The fee is graduated so that increases in the Acquiring Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of August 31, 1999, the Acquiring Fund had total net assets of $1,552,517,078. For the fiscal year ended June 30, 1999 and for the two months ended August 31, 1999, the Acquiring Fund paid the Investment Manager a fee of 0.94% and 0.94% (annualized), respectively, of average daily net assets.

         The Investment Manager receives a fee pursuant to the investment management agreement as compensation for its services on behalf of the Acquired Fund. Pursuant to the Acquired Fund's investment management agreement, the fee payable to Scudder Kemper is calculated using a formula based in part on the combined net assets of all AARP Funds, except for the two series of AARP Managed Investment Portfolios Trust. The Acquired Fund currently pays the Investment Manager a fee at an annual rate of 0.83% of average daily net assets. The fee for the Acquiring Fund is calculated in a different manner than is currently used for the Acquired Fund. Unlike the fee for the Acquired Fund, the Acquiring Fund's fee will not change if the net assets of other funds managed by the Investment Manager changes but it will go up or down based on the net assets of the Acquiring Fund. As of September 30, 1999, the Acquired Fund had total net assets of $144,931,413. For the fiscal year ended September 30, 1999, the Acquired Fund paid the Investment Manager a fee of 0.83% of average daily net assets.

Administrative Fee

         On or prior to the Closing, the Acquiring Fund will have entered into an administrative services agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund (other than those provided by Scudder Kemper under its investment management agreement with the Fund, as described above) in exchange for the payment by the Acquiring Fund of an administrative services fee (the "Administrative Fee") of 0.375% of average daily net assets. One effect of this arrangement is to make the Acquiring Fund's future expense ratio more predictable. The details of the proposal (including expenses that are not covered) are set out below.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Acquiring Fund pursuant to separate agreements with the Fund, subject to oversight and approval by the Acquiring Corporation's directors. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Acquiring Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Acquiring

Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman & Co. holds the portfolio securities of the Acquiring Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Acquiring Fund and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for the Acquiring Fund. In addition to the fees it pays under its current investment management agreement with Scudder Kemper, the Acquiring Fund pays the fees and expenses associated with these service arrangements, as well as the Acquiring Fund's insurance, registration, printing, postage and other costs.

         Once the Administration Agreement becomes effective, each Service Provider will continue to provide the services that it currently provides to the Acquiring Fund, as described above, under the current arrangements, except that Scudder Kemper will pay these entities for the provision of their services to the Acquiring Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. In return, the Acquiring Fund will pay Scudder Kemper the Administrative Fee.

         The proposed Administration Agreement will have an initial term of three years, subject to earlier termination by the Acquiring Corporation's directors. The fee payable by the Acquiring Fund to Scudder Kemper pursuant to the Administration Agreement would be reduced by the amount of any credit received from the Acquiring Fund's custodian for cash balances.

         Certain expenses of the Acquiring Fund would not be borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Acquiring Fund would continue to pay the fees required by its investment management agreement with Scudder Kemper.

Comparison of Expenses

         The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Acquiring Fund and comparing these with the expenses of the Acquired Fund. As indicated below, it is expected that the total expense ratio of the Acquiring Fund following the Reorganization will be substantially lower than the current expense ratio of the Acquired Fund. Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended September 30, 1999 and on a pro forma basis as of that date and for the period then ended, giving effect to the Reorganization. Information in the tables and examples relating to the Acquiring Fund relates to the Acquiring Fund as a whole prior to the creation of the AARP Shares. Pro Forma information in the tables and examples relates to the AARP Shares and the Class S shares class of the Acquiring Fund.

                        Shareholder Transaction Expenses

------------------------------------------------------------------------------------------------------------------
                                                                                                 Pro Forma
                                              Acquiring Fund           Acquired Fund             (Combined)
                                              --------------           -------------             ----------
------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                            None                      None                    None
------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of purchase price or
redemption proceeds)                              None                      None                    None
------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
imposed on reinvested dividends                   None                      None                    None
------------------------------------------------------------------------------------------------------------------
Redemption fee (as a percentage of
amount redeemed, if applicable)+                  None                      None                    None
------------------------------------------------------------------------------------------------------------------

                   Annual Fund Operating Expenses (Unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                            Pro Forma*
                                           Acquiring Fund        Acquired Fund              (Combined)
                                           --------------        -------------              ----------
------------------------------------------------------------------------------------------------------------------
Management fees                                0.94%                 0.83%                     0.94%
------------------------------------------------------------------------------------------------------------------
Distribution and/or service
(12b-1) fees                                   None                  None                      None
------------------------------------------------------------------------------------------------------------------
Other expenses                                 0.42%                 0.82%                     0.38%
------------------------------------------------------------------------------------------------------------------
Total annual Fund operating expenses           1.36%                 1.65%                     1.32%
------------------------------------------------------------------------------------------------------------------

+ There is a $5 wire service fee for receiving redemption proceeds via wire.

* Pro Forma expenses reflect the implementation of the Administrative Fee for the Acquiring Fund to be effective upon the Reorganization.

         In evaluating the Proposals, the Independent Trustees focused their consideration on the Acquiring Fund's and the Acquired Fund's estimated expense ratios calculated utilizing Fund net assets at December 31, 1999 (rather than average daily net assets for a full year, as used in the table above), the number of shareholder accounts at that date, and other relevant factors. This calculation resulted in an estimated expense ratio of 1.31% for the Acquiring Fund and 1.53% for the Acquired Fund.

                              Examples (Unaudited)

         Based on the costs above, the following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------
                                                            Pro Forma*
Year         Acquiring Fund          Acquired Fund          (Combined)
----         --------------          -------------          ----------
--------------------------------------------------------------------------------
1st             $  138                 $  168                 $  134
--------------------------------------------------------------------------------
3rd             $  431                 $  520                 $  418
--------------------------------------------------------------------------------
5th             $  745                 $  897                 $  723
--------------------------------------------------------------------------------
10th            $1,635                 $1,955                 $1,590
--------------------------------------------------------------------------------

* Pro Forma expenses reflect the implementation of the Administrative Fee for the Acquiring Fund to be effective upon the Reorganization.

Financial Highlights

         The financial highlights table for the Acquiring Fund prior to the creation of the AARP Shares, which is intended to help you understand the Acquiring Fund's financial performance for the past five years, is included in the Acquiring Fund's prospectus dated January 1, 2000, which is included herewith and incorporated herein by reference.

Distribution of Shares

         Scudder Investor Services, Inc. ("SIS"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Investment Manager, is the principal underwriter of each Fund. SIS charges no direct fees in connection with the distribution of shares of the Funds. Following the Reorganization, Acquiring Fund shareholders will continue to be able to purchase shares of the funds in the Scudder Family of Funds on a no-load basis.

Purchase, Redemption and Exchange Information

         The purchase, redemption and exchange procedures and privileges of the Acquired Fund are identical to those that will be in place for the AARP Shares, except that Acquired Fund shareholders may exchange Acquired Fund shares only into AARP Funds, while AARP Shares shareholders will be able to exchange AARP Shares into AARP Shares of any fund within the Scudder Family of Funds on a no-load basis.

         The minimum balance for non-retirement accounts investing in the AARP Shares will be $1,000, which is lower than the minimum balance for non-retirement accounts investing in the Acquired Fund. The minimum balance for Individual Retirement Accounts ("IRAs") investing in AARP Shares will be $500, as compared to $250 for the Acquired Fund. However, Acquired Fund IRA shareholders receiving AARP Shares as a result of the Reorganization will only be required to meet the Acquired Fund's $250 minimum balance requirement for IRAs. AARP Share shareholders will not currently be charged an annual fee for accounts that fall below the $1,000 minimum balance nor will such sub-minimum accounts currently be subject to involuntary redemption by the Acquiring Fund.

Dividends and other Distributions

         Each of the Funds intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, in December. An additional distribution may be made if necessary. Dividends and distributions of each Fund will be invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

         If the Plan is approved by the Acquired Fund's shareholders, the Acquired Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Tax Consequences

         As a condition to the Reorganization, the Acquiring Fund and the Acquired Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Consequences."

II.      PRINCIPAL RISK FACTORS

         Because of their similar investment objectives, policies and strategies, the principal risks presented by the Acquiring Fund are similar to those presented by the Acquired Fund. The main risks applicable to the Acquiring Fund include, among others, management risk, market risk, foreign currency risk, and, to the extent the Fund invests in bonds, risk associated with interest rates. Management risk refers to the fact that securities selected by Scudder Kemper on behalf of the Acquiring Fund might not perform as well as the securities held by other mutual funds, including the Acquired Fund, the investment objectives of which are similar to those of the Acquiring Fund. Market risk refers to the fact that the market values of common stock can fluctuate based on business performance of the issuing companies, investor perception and general economic or financial market movements. If certain sectors or securities don't perform as the portfolio managers expect, the Fund could substantially underperform other balanced mutual funds or lose money. Foreign stocks in particular tend to be more volatile than their U.S. counterparts, for various reasons including political and economic uncertainties and difficulty in obtaining accurate information. Foreign currency risk refers to the effect currency exchange rates have on the dollar value of a security. When the dollar value of a foreign currency falls, so does the value of any investments the Fund owns that are denominated in that currency. Risk associated with interest rates refers to the link between interest rates and debt security performance. A rise in interest rates generally means a fall in bond prices, and therefore in the value of the debt securities in the portfolio of the Acquiring Fund. Because the Acquiring Fund does not actively seek to reduce downside risk as compared to other global funds it may present more significant risks than the Acquired Fund in a weak market.

         For a further discussion of the investment techniques and risk factors applicable to the Acquired Fund and the Acquiring Fund, see "Investment Objectives, Policies and Restrictions of the Funds" herein, and the Prospectuses and Statements of Additional Information for the Funds, which are incorporated by reference herein.

III.     THE PROPOSED TRANSACTION

Description of the Plan

         As stated above, the Plan provides for the transfer of all or substantially all of the assets of the AARP Shares to the Acquiring Fund in exchange for that number of full and fractional AARP Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund as of the close of business on the Valuation Date. The Acquiring Fund will assume all of the liabilities of the Acquired Fund. The Acquired Fund will distribute the AARP Shares received in the exchange to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The Acquired Fund will be abolished as a series of the Acquired Trust.

         Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of full and fractional AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Acquired Fund immediately as of the close of business on the Valuation Date. Such shares will be held in an account with the Acquiring Corporation identical in all material respects to the accounts currently maintained by the Acquired Trust for such shareholder, except as noted above. In the interest of economy and convenience, AARP Shares issued to the Acquired Fund's shareholders will be in uncertificated form.

         Until the Closing, shareholders of the Acquired Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Acquired Fund's transfer agent of a redemption request in proper form. Redemption requests received by the transfer agent after the Closing will be treated as requests received for the redemption of AARP Shares received by the shareholder in connection with the Reorganization.

         The obligations of each of the Acquiring Corporation and the Acquired Trust on behalf of each of the Acquired Fund and the Acquiring Fund, respectively, under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Acquired Fund and the

Acquiring Fund are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Directors/Trustees of either of the Acquiring Corporation or the Acquired Trust, notwithstanding the approval of the Plan by the shareholders of the Acquired Fund. However, no amendment may be made that materially adversely affects the interests of the shareholders of the Acquired Fund without obtaining the approval of the Acquired Fund's shareholders. The Acquired Fund and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.

         Each Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $92,472 for the Acquiring Fund and $142,764 for the Acquired Fund (approximately $0.0017 and $0.0184 per share, respectively, based on December 31, 1999 net assets for each Fund).

Board Approval of the Proposed Transaction

         Scudder Kemper first proposed the Reorganization to the Independent Trustees of the Acquired Fund at a meeting held on September 22, 1999. The Reorganization was presented to the Trustees and considered by them as part of a broader initiative by Scudder Kemper to restructure many of the mutual funds advised by it that are currently offered to retail investors (see "Synopsis - Background of the Reorganization"). This initiative includes four major components:

         (i) The combination of funds with similar investment objectives and policies, including in particular the combination of the AARP Funds with similar Scudder Funds currently offered to the general public;

         (ii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

         (iii) The implementation of an administration agreement for each fund, covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

         (iv) The consolidation of the separate boards currently responsible for overseeing several groups of no-load funds managed by Scudder Kemper into a single board.

         The Independent Trustees of the Acquired Fund reviewed the potential implications of these proposals for the Acquired Fund as well as the various other funds for which they serve as trustees or directors. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the September 22 meeting, the Independent Trustees met in person or by telephone on a number of occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper. On a number of occasions, these meetings included representatives of the independent trustees or directors of other funds affected by these proposals. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals, many of which were accepted.

         Following the conclusion of this process, the Independent Trustees of the Acquired Fund, the independent trustees/directors of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

         On February 7, 2000, the Board of the Acquired Fund, including the Independent Trustees of the Acquired Fund, approved the terms of the Reorganization and certain related proposals. At the February 7, 2000 meeting, the Independent Trustees also agreed to recommend that the Reorganization be approved by the Acquired Fund's shareholders.

         In determining to recommend that the shareholders of the Acquired Fund approve the Reorganization, the Board considered, among other factors:
(a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Acquired Fund and the estimated operating expenses of the Acquiring Fund, and between the estimated operating expenses of the Acquiring Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Acquired Fund's and the Acquiring Fund's investment objectives, policies, restrictions and portfolios; (d) the agreement by Scudder Kemper to provide services to the Acquiring Fund for a fixed fee rate under the Administration Agreement with an initial three year term; (e) the service features available to shareholders of the Acquired Fund and the Acquiring Fund; (f) the costs to be borne by the Acquired Fund, the Acquiring Fund and Scudder Kemper as a result of the Reorganization; (g) prospects for the Acquiring Fund to attract additional assets; (h) the tax consequences of the Reorganization on the Acquired Fund, the Acquiring Fund and their respective shareholders; and (i) the investment performance of the Acquired Fund and the Acquiring Fund.

         The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal. The Trustees concluded that these economies were appropriately reflected in the fee and expense arrangements of the Acquiring Fund, as proposed to be revised upon completion of the Reorganization. In particular, the Trustees considered the benefits to shareholders resulting from locking in the rate of the Acquiring Fund's Administrative Fee for an initial three-year period. Because the Acquiring Fund will pay only its stated Administrative Fee rate for such services and expenses regardless of changes in actual costs, the Acquiring Fund's shareholders will be protected from increases in the Acquiring Fund's expense ratio attributable to increases in such actual costs. The Board also considered the protection this would afford shareholders if the Acquiring Fund's net assets declined as a result of market fluctuations or net redemptions.

         The Trustees also considered the impact of the Reorganization on the total expenses to be borne by shareholders of the Acquired Fund. As noted above under "Comparison of Expenses," the pro forma substantially expense ratio (reflecting the Administrative Fee) for the combined Fund following the Reorganization is lower than the current expense ratio for the Acquired Fund. The Board also considered that the Reorganization would permit the shareholders of the Acquired Fund to pursue substantially similar investment goals in a larger fund.

         Finally, the Trustees concluded that the shareholders of the Acquired Fund would be better served by having their interests represented by a single board of trustees with responsibility for overseeing substantially all of the funds to be marketed as a "family of funds" through Scudder's no-load distribution channels. Accordingly, the Trustees agreed to recommend the election of a new consolidated board comprised of representatives of each of the various boards currently serving as Trustees of these funds.

                  Based on all of the foregoing, the Board concluded that the Acquired Fund's participation in the Reorganization would be in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund's shareholders. The Board of Trustees, including the Independent Trustees, recommends that shareholders of the Acquired Fund approve the Reorganization.

Description of the Securities to be Issued

         The Acquiring Fund is a series of the Acquiring Corporation, a corporation organized under the laws of the state of Maryland on May 15, 1986. The Acquiring Corporation's authorized capital consists of 800 million shares of capital stock, par value $0.01 per share, 100 million shares of which are allocated to the Acquiring Fund. The Directors of the Acquiring Corporation are authorized to divide the Acquiring Corporation's shares into separate series. The Acquiring Fund is one of five series of the Acquiring Corporation that the Board has created to date. The Directors of the Acquiring Corporation are also authorized to further divide the shares of the series of the Acquiring Corporation into classes. The Directors of the Acquiring Corporation have authorized the division of the Acquiring Fund into two classes, Class S shares and AARP Shares. It is anticipated that this division will occur prior to the Closing and that shares of the Acquiring Fund existing at that time will be redesignated as Class S shares of the Acquiring Fund. If AARP Shares are not created prior to the Closing, then the Reorganization will not be consummated. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.


         Each share of each class of the Acquiring Fund represents an interest in the Acquiring Fund that is equal to and proportionate with each other share of that class of the Acquiring Fund. Acquiring Fund shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote. The Acquiring Corporation is not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment management contract. In the event that shareholders of the Acquiring Corporation wish to communicate with other shareholders concerning the removal of any Director, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in Section 16(c) of the 1940 Act as if Section 16(c) were applicable.

         The Acquiring Corporation is organized in Maryland, while the Acquired Trust is organized in Massachusetts. Under Massachusetts law, shareholders of a trust such as the Acquired Trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Acquired Trust's Declaration of Trust contains a disclaimer of liability and provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of shareholder liability is limited to circumstances in which the Acquired Trust itself would be unable to meet its obligations. The Acquiring Corporation does not provide such a disclaimer of liability or indemnification to its shareholders, because Maryland law generally does not impose such liability on shareholders.

Federal Income Tax Consequences

         The Reorganization is conditioned upon the receipt by the Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Corporation, on behalf of the Acquiring Fund, of an opinion from Willkie Farr & Gallagher, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of the AARP Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the AARP Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the AARP Shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of AARP Shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund.

         While the Acquired Trust is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Capitalization

         The following table shows on an unaudited basis the capitalization of each Fund as of September 30, 1999 (i.e., prior to the creation of AARP Shares), and on a pro forma basis as of that date giving effect to the Reorganization:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Pro Forma            Pro Forma
                                          Acquiring Fund            Acquired Fund        Adjustments          Combined(1)
                                          --------------            -------------        -----------          -----------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Class S Shares                            $1,516,081,901                                  (92,472)(3)          $1,515,989,429
-----------------------------------------------------------------------------------------------------------------------------------
AARP Shares                                                          $144,931,413        (142,764)(4)          $  144,788,649
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                               $1,660,778,078(2)
-----------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding
-----------------------------------------------------------------------------------------------------------------------------------
Class S Shares                                49,316,111                                                           49,316,111
-----------------------------------------------------------------------------------------------------------------------------------
AARP Shares                                                             7,162,400      (2,452,294)                  4,710,106
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
-----------------------------------------------------------------------------------------------------------------------------------
Class S Shares                            $        30.74                                                       $        30.74
-----------------------------------------------------------------------------------------------------------------------------------
AARP Shares                                                          $      20.24                              $        30.74
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes the Reorganization had been consummated on September 30, 1999, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2) Pro Forma combined net assets do not reflect expense reductions that would result from the implementation of the Administrative Fee for the Acquiring Fund.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Acquiring Fund.

(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Acquired Fund.

         The Board of Trustees of AARP Growth Trust recommends that the shareholders of AARP Global Growth Fund vote in favor of this Proposal 2.

      PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
                                   ACCOUNTANTS

         The Board of the Acquired Trust, including a majority of the Independent Trustees, has selected PricewaterhouseCoopers LLP to act as independent accountants of the Acquired Fund for the Acquired Fund's current fiscal year. One or more representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

 The Board of Trustees of AARP Growth Trust recommends that the shareholders of AARP Global Growth Fund vote in favor of this Proposal 3.

                             ADDITIONAL INFORMATION

Information about the Funds

         Additional information about the Acquiring Corporation and the Acquired Trust, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103, or by calling 1-800-225-a2470.

         The Acquiring Corporation and Acquired Trust are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the Securities and Exchange Commission. Such reports, proxy material and other information filed by the Acquiring Corporation, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL, 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional

Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the Statements of Additional Information for the Acquiring Corporation and the Acquired Trust, materials that are incorporated by reference into the prospectuses and Statements of Additional Information, and other information about the Acquiring Corporation, the Acquired Trust and the Funds.

Interests of Certain Persons

         The Investment Manager has a financial interest in the Reorganization, arising from the fact that its fee under its investment management agreement with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases. The amount of those assets will increase by virtue of the Reorganization. See "Synopsis - Fees and Expenses."

General

         Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

         This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about April 18, 2000 or as soon as practicable thereafter. Any Acquired Fund shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Acquired Fund, c/o Scudder Kemper Investments, Inc., at the address for the Acquired Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Acquired Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

         The presence at any shareholders' meeting, in person or by proxy, of the holders of one-third of the shares of the Acquired Trust (for a trust-wide vote) or the Acquired Fund (for a fund-wide vote) entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Trust's (for a trust-wide vote) or the Acquired Fund's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Acquired Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

         Approval of Proposal 1 requires the affirmative vote of a plurality of the shares of the Acquired Trust voting at the Meeting. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Acquired Fund's shares outstanding and entitled to vote thereon. Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Acquired Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposal 1, and will have the effect of a "no" vote on Proposals 2 and 3.

         Holders of record of the shares of the Acquired Fund at the close of business on April 17, 2000 (the "Record Date") will be entitled to one vote per share on all business of the Meeting. As of [date], there were ____________ shares of the Acquired Fund outstanding.

         As of [date], the officers and Directors of the Acquiring Corporation as a group owned beneficially [less than 1%][___%] of the outstanding shares of the Acquiring Fund. Appendix 2 hereto sets forth the beneficial owners of at least 5% of each Fund's shares.] To the best of each of the Acquiring Corporation's and the Acquired Trust's knowledge, as of _______________, no person owned beneficially more than 5% of either Fund's outstanding shares[, except as stated on Appendix 2.]

         Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated cost of $85,835. As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

         In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card, and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

         If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card originally sent with the proxy statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy cards, they may contact SCC toll-free at 1-800-605-1203. Any proxy given by a shareholder is revocable until voted at the Meeting.

         Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

         Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Trust, c/o Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

         Other Matters to Come Before the Meeting. No Trustee is aware of any matters that will be presented for action at the Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Trust and/or the Acquired Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.


By Order of the Board,



[signature]
Kathryn L. Quirk
Secretary

                                INDEX OF EXHIBITS

EXHIBIT A:          AGREEMENT AND PLAN OF REORGANIZATION

EXHIBIT B:          MANAGEMENT'S DISCUSSION OF THE ACQUIRING FUND'S
                    PERFORMANCE FOR ITS MOST RECENT FISCAL YEAR.

EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ________, 2000, by and between Global/International Fund, Inc. (the "Acquiring Corporation"), a Maryland Corporation with a principal place of business at 345 Park Avenue, New York, NY 10154, on behalf of Scudder Global Fund (the "Acquiring Fund"), a separate series of the Acquiring Corporation, and AARP Growth Trust (the "Acquired Trust"), a Massachusetts business trust with its principal place of business at Two International Place, Boston, Massachusetss 02110-4103, on behalf of AARP Global Growth Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), a separate series of the Acquired Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of capital stock of the AARP Shares class ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

         1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

         1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

         1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.1.

         1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

         1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

         1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

         1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.       VALUATION

         2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in Section 3.1 (such time and date being hereinafter called the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Corporation's Charter, as amended, and then-current prospectus or statement of additional information.

         2.2. The net asset value of an Acquiring Fund share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

         2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of the Acquired Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

         2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing of the transactions contemplated by this Agreement shall be September 11, 2000, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m.., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert Price & Rhoads, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

         3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

         3.3. Brown Brothers Harriman & Co. ("Brown Brothers"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to Brown Brothers, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

         3.4. Scudder Service Corp. (the "Transfer Agent"), on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

         3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Acquired Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

         (a) The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and such registration is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result, in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

         (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended

September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (g) Since September 30, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

         (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

         (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired
Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

         (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

         (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

         (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

         (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

         4.2. The Acquiring Corporation, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

         (a) The Acquiring Corporation is a corporation duly organized and validly existing under the laws of the State of Maryland with power under the Acquiring Corporation's Charter, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) The Acquiring Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The Acquiring Corporation is not, and the execution, delivery and performance of this Agreement by the Acquiring Corporation will not result, in violation of Maryland law or of the Acquiring Corporation's Charter, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

         (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended August 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (g) Since August 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

         (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

         (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

         (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable.

         (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

         (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

         (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

         (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.       COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include
(i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and
(b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

         5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

         5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than July 11, 2000.

         5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares and will provide the Acquiring Fund with a list of affiliates of the Acquired Fund.

         5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

         5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

         5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

         5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

         5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

         5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Acquired Trust, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

         6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

         6.3. The Acquired Fund shall have received on the Closing Date an opinion of Ober, Kaler, Grimes & Shriver, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

         (a) The Acquiring Corporation has been duly formed and is an existing corporation; (b) the Acquiring Corporation has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Corporation's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Corporation, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Corporation's Charter, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of the

State of Maryland for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made; and

         6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

         6.5 The Acquiring Fund shall have entered into an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") in a form reasonably satisfactory to the Acquired Fund.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         7.1. All representations and warranties of the Acquired Trust, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

         7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund;

         7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

         7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

         (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Trust has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made; and

         7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

         7.6 The Acquiring Fund shall have entered into an administrative services agreement with Scudder Kemper.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1;

         8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Corporation and the Acquired Trust, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the Acquiring Fund shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Fund and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.       INDEMNIFICATION

         9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

         9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.      FEES AND EXPENSES

         10.1. Each of the Acquiring Fund on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

         10.2. Each Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $92,472 for the Acquiring Fund and $142,764 for the Acquired Fund (approximately $0.0017 and $0.0184 per share, respectively, based on December 31, 1999 net assets for each Fund). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. The Acquired Fund shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.      TERMINATION

         12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before September 11, 2000, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603,
Attention: Sheldon A. Jones, Esq., or to the Acquiring Fund, 345 Park Avenue,

New York, NY 10154, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Sheldon A. Jones, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.      HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

         15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         15.4. References in this Agreement to the Acquired Trust mean and refer to the Board members of the Acquired Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Acquired Trust conducts its business. It is expressly agreed that the obligations of the Acquired Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Acquired Trust or the Acquired Fund personally, but bind only the property of the Acquired Fund, as provided in the Acquired Trust's Declaration of Trust. Moreover, no series of the Acquired Trust other than the Acquired Fund shall be responsible for the obligations of the Acquired Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Trust hereunder. The execution and the delivery of this Agreement have been authorized by the Acquired Trust's Board members, on behalf of the Acquired Fund, and this Agreement has been signed by authorized officers of the Acquired Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund, as provided in the Acquired Trust's Declaration of Trust.

         Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to the Acquired Fund shall constitute the obligations, agreements, representations and warranties of the Acquired Fund only, and in no event shall any other series of the Acquired Trust or the assets of any such series be held liable with respect to the breach or other default by the Acquired Fund of its obligations, agreements, representations and warranties as set forth herein.

         15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Massachusetts, without regard to its principles of conflicts of laws.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                   AARP GROWTH TRUST
                                          on behalf of AARP Global Growth Fund

________________________________
Secretary
                                          ________________________________
                                          By:_____________________________
                                          Its:____________________________


Attest:                                   GLOBAL/INTERNATIONAL FUND, INC.
                                          on behalf of Scudder Global Fund

________________________________
Secretary
                                          ________________________________
                                          By:_____________________________
                                          Its:____________________________

AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

________________________________
By:_____________________________
Its:____________________________

EXHIBIT B

Scudder Global Fund
Annual Report
June 30, 1999
                         Portfolio Management Discussion

In the following interview, Lead Portfolio Manager William Holzer discusses Scudder Global Fund's strategy and the market environment in the twelve-month period ended June 30, 1999.

Q: How would you characterize the global stock markets so far in 1999?

A: The overall rise in stock prices over the first half of the year masked considerable volatility in the global financial markets. We feel that the catalyst for rapid market movements has been the high level of uncertainty regarding the direction of the global economy. While much of the volatility can be attributed to investors' reaction to stronger-than-expected growth and its potential effect on interest rates, it still remains to be seen whether the strength of early 1999 signals the beginnings of a new upleg of the expansion, or if it merely marks a short-term bump on the road to a more deflationary environment. This uncertainty is evident in all three of the geographical areas where we focus our efforts -- the U.S., Europe, and Japan.

In the U.S., large-cap growth names ceded their leadership position to value stocks in April, but the market's lack of conviction led to an oscillation between growth and value during the final two months of the period. Meanwhile, internet stocks gave up significant ground, and bond markets were very nervous away from the large benchmark Treasury issues. European stocks rose grudgingly amid an investment environment that took a decided turn for the worse. While there are signs that growth is picking up in the region, investors were put off by crisis in Kosovo and the lack of meaningful structural reform on the continent. In addition, there have been signs of teething problems for the euro as the "one size fits all" monetary policy is tailored more for the core economies than those on the periphery. In Japan, investors have been more optimistic due to the combination of looser monetary policy, meaningful corporate restructuring, and renewed growth. Despite the resurgence in Japanese equities, however, we feel that there are still reasons for skepticism. A significant portion of the recent bounce in the country's GDP was due to an increase in government spending, while personal consumption, which will be necessary for a truly meaningful rebound, remains slow. In addition, the increase in new investment in new capacity is alarming at a time when so much excess capacity still overhangs the market. We feel that if growth does indeed resume in Japan, it is likely to be accompanied by inflation.

Given the many stumbling blocks that could potentially disrupt the long stretch of positive performance that stocks have produced since last year's financial crisis, we have developed a strategy that is designed to prepare the portfolio for a variety of scenarios. Specifically, we use a theme-based approach to identify companies that are positioned to capitalize on powerful long-term trends in the global economy.

Q: How did the Fund perform in this environment?

A: The Fund provided a total return of 7.18% for the twelve-month period June 30, 1999, trailing the 15.67% return of its unmanaged benchmark, the MSCI World Index. The Fund's underperformance can be attributed to its lack of exposure to the large-cap growth stocks that led the markets in both the U.S. and Europe throughout the period. The reason for its underexposure lies in our investment discipline, which focuses on both growth and value stocks. The extreme prices at which these large-caps traded were a function of momentum-based growth investors on one hand, and the effects of passive indexing on the other. Momentum is not a part of our discipline, and we found the valuations of many of these stocks to be excessive and risky. Our relative performance has been particularly strong so far in the 1999 calendar year, as the Fund's increased exposure to technology proved beneficial in the first quarter, and its position in cyclicals helped in the second. We remain convinced in the value of our investment discipline, which we believe will yield significant benefits in due course.

Q: Have the events of the past six months affected your overall thinking?

A: No -- our "top-down" approach has allowed us to uncover several important trends that we believe stand out above the noise. Most important, we are focused on the role of technology in society. The Internet enables both businesses and consumers to leap geographic boundaries and physical barriers, and creates new markets for consumer-to-business and business-to-business commerce. Over time, this has been, and will continue to be, a powerful driver of falling prices as competition increases and corporations become more efficient. The legacy of excess industrial capacity in Asia and Europe after the long period of globalization in the 1990s has also contributed to weak prices. Technology is both a source of secular growth and a driver of fundamental, and deflationary, corporate change. Our investment themes seek to achieve balanced exposure to these processes of change by focussing on the companies that can enable and adapt to the Internet world, and those companies in traditional industries that can adapt successfully to the shifting global business environment.

Q: With that as a backdrop, what are the most important new investment themes in the portfolio?

A: The themes we have developed recently are consistent with our goal of constructing a portfolio that we believe should deliver outperformance in any environment. Specifically, we have begun to add what we call "virtual companies," those that retain control over the highest level of intellectual content and value-added activities, and outsource all other functions to companies with the strongest competencies in those functions. The investment potential of virtual companies lies in their ability to create brand names, new franchises, and monopoly power, as well as their potential to achieve immediate "first mover" advantages. The extreme case of the virtual company is the internet firm with no hard assets, where all production is contracted in order to increase flexibility. We believe that over time, the virtual company will develop into the superior institution for wealth creation in the global marketplace. Examples of Fund holdings that fit within this theme are Prudential Corp. (U.K.) and Sabre Group. Although the investable universe under this theme is still limited, we expect it, and our exposure to it, to increase in the coming months.

We also introduced a theme called "The Ultimate Subcontractor," which focuses on the companies whose low costs and superior efficiencies have made them the leading beneficiaries of the trend toward outsourcing. Several natural resources companies, such as Rio Tinto and Woodside Petroleum, have carved out a role as the leading suppliers to companies that are turning "virtual."

Q: In the last report, you discussed themes called "The Empowered Consumer" and "Secure Streams of Income." Are these two concepts still playing an important role in the portfolio?

A: Yes. At the end of the period, we had substantial holdings in stocks that fit within both categories. The Empowered Consumer involves companies that provide consumer enabling technologies related to the Internet. We believe that the companies that build the electronic infrastructure that connects businesses and their customers are poised for significant growth in the years ahead. Holdings that have performed well within this category are Motorola, Sun Microsystems, Sony, and TDK. Secure Streams of Income, meanwhile, includes companies that have the ability to produce stable returns even in adverse economic conditions. We expect that companies such as Railtrack, an owner and operator of British Railways, and Peco Energy, a utility, will provide defensive qualities in the event of a slowdown.

Q: What is your outlook for equities from here?

A: Our current thinking is that the set of circumstances that has led the market to attribute very high values to a small group of large capitalization growth stocks is unlikely to be repeated. If it is not, we should find that the thematic strategy, diversification, and value orientation of the portfolio will add significant value. While the outcome for the global economy is not clear at this juncture, we are confident that our current strategy has positioned the Fund for long-term outperformance whether stronger global growth increases inflationary pressures, or a weaker environment brings about deflation.

                     Performance Update as of June 30, 1999


--------------------------------------------------------------------------------
Fund Index Comparisons
--------------------------------------------------------------------------------

                          Total Return
   -------------------------------------------------
   Period Ended      Growth of                Average
   6/30/1999         $10,000    Cumulative    Annual
   -------------------------------------------------
   Scudder Global Fund
   -------------------------------------------------
   1 Year           $ 10,718       7.18%     7.18%

   5 Year           $ 19,584      95.84%    14.39%

   10 Year          $ 32,586     225.86%    12.54%
   -------------------------------------------------

   MSCI World Index
   -------------------------------------------------
   1 Year          $ 11,567      15.67%    15.67%

   5 Year          $ 21,690     116.90%    16.74%

   10 Year         $ 29,639     196.39%    11.47%
   -------------------------------------------------

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

CHART DATA:

                         MSCI World Index           Scudder Global Fund
                         ----------------           -------------------
           '89                10000                      10000
           '90                10711                      12000
           '91                10186                      11377
           '92                10616                      12979
           '93                12396                      14725
           '94                13665                      16639
           '95                15121                      18155
           '96                17909                      21178
           '97                21897                      26454
           '98                25625                      30403
           '99                29639                      32586

                          Yearly periods ended June 30

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia, and the Far East. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.

                                   APPENDIX 1

FUND SHARES OWNED BY NOMINEES AND TRUSTEES

         Many of the Nominees and Trustees own shares of the series of the Acquired Trust and of other funds in the Scudder Family of Funds and AARP Funds, allocating their investments among such funds based on their individual investment needs. The following table sets forth, for each Nominee and Trustee, the number of shares owned in each series of the Acquired Trust as of January 31, 2000. The information as to beneficial ownership is based on statements furnished to the Acquired Trust by each Nominee and Trustee. Unless otherwise noted, beneficial ownership is based on sole voting and investment power. [Each Nominee's and Trustee's individual shareholdings of any series of the Acquired Trust constitute less than 1% of the shares outstanding of such fund.] [As a group, the Trustees and officers own less than 1% of the shares of any series of the Acquired Trust.]

--------------------------------------------------------------------------------------------------------------------
                              AARP        AARP      AARP
                            BALANCED     CAPITAL   GLOBAL       AARP            AARP         AARP SMALL    AARP U.S.
                            STOCK AND    GROWTH    GROWTH    GROWTH AND     INTERNATIONAL     COMPANY        STOCK
                            BOND FUND     FUND      FUND     INCOME FUND     STOCK FUND      STOCK FUND   INDEX FUND
--------------------------------------------------------------------------------------------------------------------
Carole Lewis Anderson(1)
--------------------------------------------------------------------------------------------------------------------
Adelaide Attard(2)
--------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr.(3)
--------------------------------------------------------------------------------------------------------------------
Robert N. Butler, M.D.(4)
--------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin(5)
--------------------------------------------------------------------------------------------------------------------
Horace B. Deets(6)
--------------------------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll(7)
--------------------------------------------------------------------------------------------------------------------
Edgar R. Fiedler(8)
--------------------------------------------------------------------------------------------------------------------
Lt. Gen. Eugene P.
Forrester(9)
--------------------------------------------------------------------------------------------------------------------
Keith R. Fox(10)
--------------------------------------------------------------------------------------------------------------------
George L. Maddox, Jr.(11)
--------------------------------------------------------------------------------------------------------------------
Robert J. Myers(12)
--------------------------------------------------------------------------------------------------------------------
James H. Schulz(13)
--------------------------------------------------------------------------------------------------------------------
Gordon Shillinglaw(14)
--------------------------------------------------------------------------------------------------------------------
Joan Edelman Spero(15)
--------------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg(16)
--------------------------------------------------------------------------------------------------------------------
Jean C. Tempel(17)
--------------------------------------------------------------------------------------------------------------------
Steven Zaleznick(18)
--------------------------------------------------------------------------------------------------------------------
[All Trustees and Officers
as a Group]
--------------------------------------------------------------------------------------------------------------------

(1) As of January 31, 2000, Ms. Anderson's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(2) As of January 31, 2000, Ms. Attard's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(3) As of January 31, 2000, Mr. Becton's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(4) As of January 31, 2000, Dr. Butler's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(5) As of January 31, 2000, Ms. Coughlin's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(6) As of January 31, 2000, Mr. Deets's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(7) As of January 31, 2000, Ms. Driscoll's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(8) As of January 31, 2000, Mr. Fiedler's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(9) As of January 31, 2000, Lt. Gen. Forrester's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(10) As of January 31, 2000, Mr. Fox's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(11) As of January 31, 2000, Mr. Maddox's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(12) As of January 31, 2000, Mr. Myers's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(13) As of January 31, 2000, Mr. Schulz's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(14) As of January 31, 2000, Dr. Shillinglaw's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(15) As of January 31, 2000, Ms. Spero's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(16) As of January 31, 2000, Ms. Stromberg's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(17) As of January 31, 2000, Ms. Tempel's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(18) As of January 31, 2000, Mr. Zaleznick's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

                                   APPENDIX 2

                       Beneficial Ownership of Fund Shares

This proxy statement/prospectus is accompanied by the Acquiring Fund's prospectus dated January 1, 2000, which was previously filed with the Commission via EDGAR on December 28, 1999 (File No. 33-05724) and is incorporated by reference herein.

                                     PART B

                         GLOBAL/INTERNATIONAL FUND, INC.

------------------------------------------------------------------------------
                       Statement of Additional Information
                                     [date]
------------------------------------------------------------------------------

Acquisition of the Assets of            By and in Exchange for Shares of
AARP Global  Growth Fund (the           Scudder Global Fund (the "Acquiring
"Acquired Fund"), a series of           Fund"), a series of Global/International
AARP Growth Trust (the                  Fund, Inc. (the "Acquiring Corporation")
"Acquired Trust")                       345 Park Avenue
Two International Place                 New York, NY 10154
Boston, MA 02110-4103

This Statement of Additional Information is available to the shareholders of the Acquired Fund in connection with a proposed transaction whereby the Acquiring Fund will acquire all or substantially all of the assets and all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (the "Reorganization").

This Statement of Additional Information of the Acquiring Corporation contains material which may be of interest to investors but which is not included in the Prospectus/Proxy Statement of the Acquiring Corporation relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. The Acquiring Fund's statement of additional information dated January 1, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 28, 1999 (File No. 33-05724) and is incorporated by reference herein.

2. The Acquiring Fund's annual report to shareholders for the fiscal year ended August 31, 1999, which was previously filed with the Commission via EDGAR on October 21, 1999 (File No. 811-04670) and is incorporated by reference herein.

3. The Acquired Fund's prospectus dated February 1, 2000, which was previously filed with the Commission via EDGAR on February 1, 2000 (File No. 2-91578) and is incorporated by reference herein.

4. The Acquired Fund's statement of additional information dated February 1, 2000, which was previously filed with the Commission via EDGAR on February 1, 2000 (File No. 2-91578) and is incorporated by reference herein.

5. The Acquired Fund's annual report to shareholders for the fiscal year ended September 30, 1999, which was previously filed with the Commission via EDGAR on December 3, 1999 (File No. 811-04048) and is incorporated by reference herein.

6. The financial statements and schedules of the Acquiring Fund and the Acquired Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated ____________________ relating to the Reorganization may be obtained by writing the Acquired Fund at

Two International Place, Boston, MA 02110-4103 or by calling Scudder Investor Services, Inc. at 1-800-225-2470. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA
PORTFOLIO OF INVESTMENTS
AS OF SEPTEMBER 30, 1999 (UNAUDITED)

                                           Scudder     AARP Global   Pro Forma                                        Pro Forma
                                         Global Fund     Growth      Combined        Scudder           AARP Global    Combined
                                          Par/Share     Par/Share    Par/Share     Global Fund        Growth Market    Market
                                           Amount        Amount       Amount      Market Value($)        Value($)    Value($)(1)
                                         -----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.2%
---------------------------------

Repurchase Agreement with Donaldson,                    3,373,000     3,373,000                          3,373,000       3,373,000
Lufkin & Jenrette, 5.30%, 10/1/1999


TOTAL REPURCHASE AGREEMENTS (COST OF
$0, $3,373,000 AND                                                                ================================================
$3,373,000 RESPECTIVELY)                                                                    0             3,373,000       3,373,000
                                                                                  ================================================

BONDS 3.9%
---------------------------------

GERMANY
   Federal Republic of Germany,          59,000,000                  59,000,000      63,270,744                         63,270,744
   4.000%, 3/17/00

TOTAL BONDS (COST OF $62,286,340, $0                                              ================================================
AND $62,286,340 RESPECTIVELY)                                                        63,270,744            0            63,270,744
                                                                                  ================================================

PARTICIPATION LOAN NOTES 0.4%
---------------------------------

LUXEMBOURG
   Eurotunnel Finance Ltd., 04/30/2040        4,617 (a)       300 (a)     4,917 (a)   6,946,465            451,362       7,397,827


TOTAL PARTICIPATION LOAN NOTES (COST OF                                           ================================================
$6,183,494, $404,411 AND $6,587,905 RESPECTIVELY)                                     6,946,465            451,362       7,397,827
                                                                                  ================================================

COMMON STOCKS 95.5%
---------------------------------

AUSTRALIA 3.1%
   Broken Hill Proprietary Co., Ltd.        718,800        68,900       787,700       8,278,782            793,556       9,072,338
   (Petroleum, mineral exploration
   and steel production)

   Foster's Brewing Group, Ltd.           2,832,000       356,858     3,188,858       7,983,451          1,005,988       8,989,439
   (Leading brewery)

   WMC Ltd.                               2,021,351       195,800     2,217,151      10,288,452            996,600      11,285,052
   (Mineral exploration and production)

   Woodside Petroleum Ltd.                2,763,700       259,800     3,023,500      19,183,319          1,803,317      20,986,636
                                                                                  ------------------------------------------------
   (Major oil and gas producer)
                                                                                     45,734,004          4,599,461      50,333,465
                                                                                  ------------------------------------------------
AUSTRIA 0.0%
   Flughafen Wien AG                                       14,100        14,100                            563,751         563,751
                                                                                  ------------------------------------------------
   (Operator of terminals and facilities
   at Vienna International Airport)
BRAZIL 1.7%
   Aracruz Celulose S.A. (ADR)              605,400        38,650       644,050      12,637,725            806,819      13,444,544
   (Producer of eucalyptus kraft pulp)

   Companhia Vale do Rio Doce               621,200        55,200       676,400      13,011,622          1,156,216      14,167,838
                                                                                  ------------------------------------------------
   (Diverse mining and industrial
   complex)
                                                                                     25,649,347          1,963,035      27,612,382
                                                                                  ------------------------------------------------
CANADA 4.0%

   BCE, Inc.                                235,000        21,600       256,600      11,690,746          1,074,554      12,765,300
   (Telecommunication services)

   Barrick Gold Corp.                       857,800        84,600       942,400      18,657,150          1,840,050      20,497,200
   (Gold exploration and production in
   North and South America)

   Canadian National Railway Co.            338,600        48,000       386,600      10,291,373          1,458,907      11,750,280
   (Railroad operator)

   Canadian Pacific Ltd. (Ord.)             296,656        46,050       342,706       6,792,723          1,054,436       7,847,159
   (Transportation and natural resource
   conglomerate)

   Molson Cos., Ltd. "A"                    484,000        44,900       528,900       8,361,319            775,668       9,136,987


                                           Scudder     AARP Global   Pro Forma                                        Pro Forma
                                         Global Fund     Growth      Combined        Scudder           AARP Global    Combined
                                          Par/Share     Par/Share    Par/Share     Global Fund        Growth Market    Market
                                           Amount        Amount       Amount      Market Value($)        Value($)    Value($)(1)
                                         -----------------------------------------------------------------------------------------
(Brewery)

   Noranda, Inc.                            269,000        26,100       295,100       3,675,515            356,621       4,032,136
                                                                                  ------------------------------------------------
   (Operator in mining and metals)
                                                                                     59,468,826          6,560,236      66,029,062
                                                                                  ------------------------------------------------
CHINA 0.5%

   American Standard China "B"                  526                         526       3,419,000                          3,419,000
   (Plumbing products)

   Huaneng Power International, Inc. "N"    319,300                     319,300       3,971,294                          3,971,294
                                                                                  ------------------------------------------------
   (ADR)
   (Developer and operator of large
   coal-fired power plants)
                                                                                      7,390,294                          7,390,294
                                                                                  ------------------------------------------------
FRANCE 2.1%
   Canal Plus                               222,980       21,280        244,260      13,347,921          1,273,853      14,621,774
   (Provider of television programs)

   Compagnie de Saint-Gobain                 97,773        9,568        107,341      18,257,523          1,786,669      20,044,192
                                                                                  ------------------------------------------------
   (Glass manufacturer)
                                                                                     31,605,444          3,060,522      34,665,966
                                                                                  ------------------------------------------------
GERMANY 10.1%

   BASF AG                                  424,799       37,640        462,439      18,131,275          1,606,551      19,737,826
   (International chemical producer)

   Bayer AG                                 551,474       51,505        602,979      22,037,470          2,058,193      24,095,663
   (Chemical producer)

   Heidelberger Druckmaschinen AG            75,651        6,915         82,566       4,706,175            430,175       5,136,350
   (Manufacturer of commercial printing
   presses)

   Hoechst AG                               448,432       47,033        495,465      19,570,628          2,052,631      21,623,259
   (Chemical producer)

   HypoVereinsbank AG                       200,654       21,256        221,910      11,733,113          1,242,931      12,976,044
   (Bank)

   Muenchener                                41,231        3,924         45,155       8,345,956            794,294       9,140,250
   Rueckversicherungs-Gesellschaft AG
   (Registered)
   (Insurance company)

   RWE AG (pfd.)                            351,832       37,337        389,169      14,622,703          1,551,786      16,174,489
   (Producer of petroleum and chemical
   products)

   Schering AG                              143,705       13,845        157,550      15,717,397          1,514,264      17,231,661
   (Pharmaceutical and chemical producer)

   Siemens AG                                45,185        4,300         49,485       3,739,047            355,824       4,094,871
   (Electrical engineering and
   electronics company)

   VEBA AG                                  277,482       27,031        304,513      15,233,688          1,483,995      16,717,683
   (Electric utility, distributor of oil
   and chemicals)

   VIAG AG                                  896,376       49,192        945,568      17,025,312            934,328      17,959,640
                                                                                  ------------------------------------------------
   (Provider of electrical power and
   natural gas services, aluminum
   products, chemicals, ceramics and
   glass)
                                                                                    150,862,764         14,024,972     164,887,736
                                                                                  ------------------------------------------------
HONG KONG 1.1%

   Citic Pacific Ltd.                                    247,000        247,000                            683,638         683,638
   (Diversified holding company)

   Hutchison Whampoa, Ltd.                1,725,000      164,000      1,889,000      15,988,671          1,520,082      17,508,753
                                                                                  ------------------------------------------------
(Diversified investment holding
company)
                                                                                     15,988,671          2,203,720      18,192,391
                                                                                  ------------------------------------------------
HUNGARY 0.3%

   The First Hungary Fund Limited "A"         3,619                       3,619       4,433,275                          4,433,275
                                                                                  ------------------------------------------------
   (Investment company)
   JAPAN 19.4%

   Asahi Chemical Industry Co., Ltd.      1,409,000      134,000      1,543,000       7,854,268            746,964       8,601,232
   (Producer of synthetic fibers,
   industrial chemicals, petrochemicals,
   plastics, rubber, and food products)

   Bank of Tokyo-Mitsubishi, Ltd.           647,000       63,000        710,000       9,944,021            968,274      10,912,295
   (Provider of financial services)


                                           Scudder      AARP Global   Pro Forma                                        Pro Forma
                                         Global Fund     Growth      Combined        Scudder           AARP Global    Combined
                                          Par/Share     Par/Share    Par/Share     Global Fund        Growth Market    Market
                                           Amount        Amount       Amount      Market Value($)        Value($)    Value($)(1)
                                         -----------------------------------------------------------------------------------------
   Chugai Pharmaceutical Co., Ltd.          342,000       33,000        375,000       4,131,134            398,618       4,529,752
   (Pharmaceutical company)

   Daiwa Securities Co., Ltd.             1,844,000      180,000      2,024,000      16,814,063          1,641,286      18,455,349
   (Provider of brokerage and other
   financial services)

   East Japan Railway Co.                     2,331          273          2,604      14,856,345          1,739,932      16,596,277
   (Railroad operator)

   Fuji Bank, Ltd.                        1,074,000      103,000      1,177,000      13,064,072          1,252,886      14,316,958
   (Commercial bank)

   Fujitsu Ltd.                             239,000       23,000        262,000       7,458,921            717,804       8,176,725
   (Manufacturer of computers)

   Mitsubishi Estate Co., Ltd.            1,489,000      159,000      1,648,000      15,130,748          1,615,708      16,746,456
   (Real estate company)

   Mitsui Fudosan Co., Ltd.                 984,000       96,000      1,080,000       7,899,380            770,671       8,670,051
   (Real estate company)

   NEC Corp.                                449,000       43,000        492,000       9,053,441            867,033       9,920,474
   (Manufacturer of telecommunication
   and computer equipment)

   Nissan Motor Co., Ltd.                 1,403,000      153,000      1,556,000       8,506,627            927,665       9,434,292
   (Manufacturer of motor vehicles)

   Sakura Bank, Ltd.                      2,469,000      236,000      2,705,000      18,567,400          1,774,770      20,342,170
   (Bank)

   Sanwa Bank, Ltd.                         775,000       76,000        851,000      10,381,416          1,018,049      11,399,465
   (Bank)

   Sharp Corp.                            1,556,000      152,000      1,708,000      24,953,337          2,437,601      27,390,938
   (Manufacturer of consumer and
   industrial electronics)

   Shohkoh Fund & Co., Ltd.                  15,600        2,300         17,900      11,658,206          1,718,838      13,377,044
   (Finance company for small and
   medium-sized firms)

   Sony Corp.                               209,800       20,500        230,300      31,377,308          3,065,943      34,443,251
   (Manufacturer of consumer electronic
   products)

   Sumitomo Metal Mining Co., Ltd.        1,427,000      102,000      1,529,000       7,069,271            505,302       7,574,573
   (Leading gold, nickel and copper
   mining company)

   TDK Corp.                                100,000        9,000        109,000      11,590,525          1,043,147      12,633,672
   (Manufacturer of magnetic tapes and
   floppy discs)

   Teijin Ltd.                            1,603,000      152,000      1,755,000       7,730,203            732,995       8,463,198
   (Manufacturer of polyester products)

   Toray Industries, Inc.                 1,633,000      155,000      1,788,000       8,442,846            801,372       9,244,218
   (Manufacturer of synthetic fibers,
   leather and polyester)

   Toshiba Corp.                          2,401,000      234,000      2,635,000      17,898,035          1,744,332      19,642,367
   (Manufacturer of electric machinery)

   Yamanouchi Pharmaceutical Co., Ltd.      497,000       49,000        546,000      23,312,935          2,298,458      25,611,393
                                                                                  ------------------------------------------------
   (Pharmaceutical company)

                                                                                    287,694,502         28,787,648     316,482,150
                                                                                  ------------------------------------------------
NETHERLANDS 0.3%

   STMicroelectronics                        54,634        5,219         59,853       4,267,357            407,646       4,675,003
                                                                                  ------------------------------------------------
   (Manufacturer of semiconductor
   integrated circuits)
   SOUTH AFRICA 1.9%

   Anglo American Platinum Corp., Ltd.      462,586       48,765        511,351      12,374,176          1,304,464      13,678,640
   (ADR)
   (Leading platinum producer)

   Anglo American Platinum Corp.             60,000                      60,000       1,591,337                          1,591,337
   (Platinum mining company)

   Impala Platinum Holdings Ltd. (ADR)      468,500                     468,500      15,952,425                         15,952,425
                                                                                  ------------------------------------------------
   (Mines and markets platinum group
   metals)
                                                                                     29,917,938          1,304,464      31,222,402
                                                                                  ------------------------------------------------


                                           Scudder     AARP Global   Pro Forma                                        Pro Forma
                                         Global Fund     Growth      Combined        Scudder           AARP Global    Combined
                                          Par/Share     Par/Share    Par/Share     Global Fund        Growth Market    Market
                                           Amount        Amount       Amount      Market Value($)        Value($)    Value($)(1)
                                         ---------------------------------------------------------------------------------------
SWITZERLAND 4.2%

   Clariant AG (Registered)                  29,883        2,889         32,772      13,569,576          1,311,866      14,881,442
   (Manufacturer of dye chemicals)

   Nestle SA (Registered)                     6,863          666          7,529      12,923,980          1,254,170      14,178,150
   (Food manufacturer)

   Roche Holdings AG (PC)                     1,462          143          1,605      16,953,342          1,658,227      18,611,569
   (Producer of drugs and medicines)

   Swisscom AG (Registered)                  25,991        3,598         29,589       8,122,730          1,124,450       9,247,180
   (Operator of telecommunication
   networks and network application
   services)

   UBS AG-Registered                         36,616        3,557         40,173      10,342,950          1,004,749      11,347,699
                                                                                  ------------------------------------------------
   (Provider of banking and asset
   management services)

                                                                                     61,912,578          6,353,462      68,266,040
                                                                                  ------------------------------------------------
UNITED KINGDOM 13.8%

   BOC Group plc                            806,556      107,723        914,279      16,835,891          2,248,589      19,084,480
   (Producer of industrial gases)

   Carlton Communications PLC             1,677,899      178,742      1,856,641      12,705,915          1,353,526      14,059,441
   (Television post production products
   and services)

   Enterprise Oil PLC                     1,166,447      113,267      1,279,714       7,949,644            771,944       8,721,588
   (Oil and gas exploration and
   production)

   Gallaher Group PLC                     1,494,152                   1,494,152      10,330,620                         10,330,620
   (Manufacturer of tobacco products)

   General Electric Co., plc              1,534,658      147,024      1,681,682      14,728,634          1,411,039      16,139,673
   (Manufacturer of power, communications
   and defense equipment)

   Great Universal Stores PLC "A"         1,083,880       40,327      1,124,207       8,216,619            305,709       8,522,328
   (Catalog home shopping, retailing,
   finance and property investment)

   J Sainsbury plc                        2,601,086      254,983      2,856,069      16,228,420          1,590,863      17,819,283
   (Retail distributor of food through
   supermarkets)

   LASMO plc                              1,136,744      110,354      1,247,098       2,685,325            260,689       2,946,014
   (Oil production and exploration)


   National Grid Group PLC                2,048,142      198,114      2,246,256      14,295,792          1,382,813      15,678,605
   (Owner and operator of electric
   transmission systems)

   Prudential Corp. PLC                   1,014,634       92,732      1,107,366      15,617,206          1,427,327      17,044,533
   (Provider of broad range of financial
   services)

   Railtrack Group PLC                      800,938       76,840        877,778      16,903,212          1,621,652      18,524,864
   (Operator of railway infrastructure)

   Reuters Group plc                      1,445,469      137,517      1,582,986      16,323,572          1,552,969      17,876,541
   (International news and information
   agency)

   Rio Tinto PLC                          1,351,548      131,709      1,483,257      23,472,873          2,287,443      25,760,316
   (Mining company)

   Shell Transport & Trading plc          2,015,280      192,000      2,207,280      14,995,334          1,428,637      16,423,971
   (Petroleum company)

   SmithKline Beecham PLC                 1,323,035      128,267      1,451,302      15,175,067          1,471,209      16,646,276
   (Manufacturer of ethical drugs and
   healthcare products)

   Standard Chartered PLC                    28,028        2,670         30,698         403,722             38,459         442,181
                                                                                  ------------------------------------------------
   (Iinternational banking group
   operating globally)

                                                                                    206,867,846         19,152,868     226,020,714
                                                                                  ------------------------------------------------
UNITED STATES 33.1%

   AT&T Corp - Liberty Media Group          523,476       52,576        576,052      19,434,047          1,951,881      21,385,928
   (Holding company of entertainment


                                           Scudder     AARP Global   Pro Forma                                        Pro Forma
                                         Global Fund     Growth      Combined        Scudder            AARP Global   Combined
                                          Par/Share     Par/Share    Par/Share     Global Fund        Growth Market    Market
                                           Amount        Amount       Amount      Market Value($)         Value($)   Value($)(1)
                                         ---------------------------------------------------------------------------------------
   networks)

   AT&T Corp.                               290,301       28,043        318,344      12,628,094          1,219,871      13,847,965
   (Telecommunication services)

   Amerada Hess Corp.                       194,800       18,700        213,500      11,931,500          1,145,375      13,076,875
   (Exploration, production and
   transmission of crude oil and natural
   gas)

   America Online Inc.                       65,800        6,400         72,200       6,843,200            665,600       7,508,800
   (Provider of online computer services)

   Azurix Corp.                             411,400       40,200        451,600       7,070,938            690,938       7,761,876
   (Provider of wastewater related
   services)

   Biogen, Inc.                             111,940       10,900        122,840       8,822,271            859,056       9,681,327
   (Biotechnology research and
   development company)

   CSX Corp.                                307,100       29,600        336,700      13,013,363          1,254,300      14,267,663
   (Railroad, integrated transportation
   systems and shipping container
   company)

   Conoco, Inc. "A"                         442,800       43,100        485,900      12,287,700          1,196,025      13,483,725
   (Explorer of crude oil, natural gas,
   and natural gas liquids)

   Electronic Data Systems Corp.            403,100       38,500        441,600      21,339,106          2,038,094      23,377,200
   (Provider of information technology
   systems)

   Enron Corp.                              602,600       58,820        661,420      24,857,250          2,426,325      27,283,575
   (Producer of natural gas and
   electricty)

   Equity Residential Properties Trust      363,300       34,000        397,300      15,394,838          1,440,750      16,835,588
   (REIT)
   (Owner of apartment properties)

   Freeport McMoRan Copper & Gold, Inc.      69,100        6,700         75,800       1,075,369            104,269       1,179,638
   "B"
   (U.S. company mining copper, gold and
   silver in Indonesia)

   Homestake Mining Co.                   1,377,800      133,600      1,511,400      12,658,538          1,227,450      13,885,988
   (Major international gold producer)

   Immunex Corp.                            430,400       41,600        472,000      18,668,600          1,804,400      20,473,000
   (Pharmaceutical company)

   International Business Machines Corp.    175,180       18,000        193,180      21,262,473          2,184,750      23,447,223
   (Manufacturer of computers and
   servicer of information processing
   units)

   Lockheed Martin Corp.                    490,900       47,700        538,600      16,046,294          1,559,194      17,605,488
   (Manufacturer of aircraft, missiles
   and space equipment)

   Manulife Financial Corp.               1,438,400      136,800      1,575,200      17,105,138          1,626,796      18,731,934
   (Provider of financial services)

   Motorola, Inc.                           174,100       16,600        190,700      15,320,800          1,460,800      16,781,600
   (Manufacturer of telecommunication
   products and semiconductors)

   Newmont Mining Corp.                     804,800       76,800        881,600      20,824,200          1,987,200      22,811,400
   (International gold exploration and
   mining company)

   Northrop Grumman Corp.                   255,900       24,900        280,800      16,265,644          1,582,706      17,848,350
   (Manufacturer of aircraft, aircraft
   assemblies and electronic systems for
   military and commercial use)

   Oracle Corp.                             399,000       41,050        440,050      18,154,500          1,867,775      20,022,275
   (Database management software)

   PacifiCorp                               854,400       82,000        936,400      17,194,800          1,650,250      18,845,050
   (Electric utility)

   Parametric Technology Corp.              529,400       40,400        569,800       7,146,900            545,400       7,692,300
   (Mechanical design software producer)

   Peco Energy Co.                          416,900       48,300        465,200      15,633,750          1,811,250      17,445,000


                                           Scudder     AARP Global   Pro Forma                                        Pro Forma
                                         Global Fund     Growth      Combined        Scudder           AARP Global    Combined
                                          Par/Share     Par/Share    Par/Share     Global Fund        Growth Market    Market
                                           Amount        Amount       Amount      Market Value($)        Value($)    Value($)(1)
                                         ---------------------------------------------------------------------------------------
   (Electric and gas utility)

   Phillips Petroleum Co.                   247,700       24,000        271,700      12,075,375          1,170,000      13,245,375
   (Petroleum exploration, production and
   refining)

   ProLogis Trust (REIT)                    219,800       20,100        239,900       4,148,725            379,388       4,528,113
   (Global owner of corporate
   distribution facilities)

   Progressive Corp.                         45,300        4,400         49,700       3,700,444            359,425       4,059,869
   (Property and casualty insurance
   company)

   Sabre Group Holdings Inc. "A"            251,900       24,100        276,000      10,831,700          1,036,300      11,868,000
   (Travel reservation system provider)

   Sterling Commerce, Inc.                                43,600         43,600                            809,325         809,325
   (Producer of electronic data
   interchange products and services)

   Stillwater Mining Co.                    647,050       59,100        706,150      17,389,469          1,588,313      18,977,782
   (Exploration and development of mines
   in Montana producing platinum,
   palladium and associated metals)

   Sun Microsystems, Inc.                   233,900       22,100        256,000      21,752,700          2,055,300      23,808,000
   (Manufacturer of high-performance
   workstations, servers and networking
   software)

   US Airways Group, Inc.                   265,100       25,800        290,900       6,958,875            677,250       7,636,125
   (Major airline)

   USEC Inc.                              1,978,200      189,600      2,167,800      20,276,550          1,943,400      22,219,950
   (Provider of enriched uranium
   products and services)

   Unocal Corp.                             295,400       28,600        324,000      10,948,263          1,059,988      12,008,251
   (Explorer and producer of oil and gas)

   UnumProvident Corp.                      349,200       34,000        383,200      10,279,575          1,000,875      11,280,450
   (Provider of group disability and
   special risk insurance)

   Williams Cos., Inc.                      430,700       47,800        478,500      16,124,330          1,789,513      17,913,843
   (Gas pipeline operator and petroleum
   producer)

   XL Capital Ltd. " A"                     137,533       13,092        150,625       6,188,980            589,140       6,778,120
                                                                                  ------------------------------------------------
   (Provider of insurance)

                                                                                    491,654,299         48,758,672     540,412,971
                                                                                  ------------------------------------------------


                                                                                  ================================================
TOTAL COMMON STOCKS (COST OF $1,115,725,169 ,
$116,824,857 AND $1,232,550,026 RESPECTIVELY)                                     1,423,447,145        137,740,457   1,561,187,602
                                                                                  ================================================
6,183,494


                                                                                  ================================================
TOTAL INVESTMENT PORTFOLIO - 100% (COST OF
$1,184,195,003, $120,602,268 AND $1,304,797,271 RESPECTIVELY)                     1,493,664,354        141,564,819   1,635,229,173
                                                                                  ================================================

(a) Represents number of contracts.  Each contract equals a nominal value of EUR 2,931

1) Certain securities that do not conform to the investment policies to be in effect after the Reorganization will be disposed of prior to the Reorganization.

            PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

                                PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                                              AS OF SEPTEMBER 30, 1999 (UNAUDITED)


                                              Scudder
                                               Global               AARP             Pro Forma            Pro Forma
                                                Fund           Global Growth        Adjustments           Combined
                                          -----------------   -----------------   ----------------     ----------------
            Investments, at value           $1,493,664,354       $ 141,564,819                          $1,635,229,173
            Cash                                 1,520,964           2,985,627                               4,506,591
            Other assets less liabilities       20,896,583             380,967         $ (235,236) (2)      21,042,314
                                          =================   =================   ================     ================
            Total Net assets                $1,516,081,901       $ 144,931,413         $ (235,236)      $1,660,778,078
                                          =================   =================   ================     ================

            Net Assets
            Scudder Shares                                                                              $1,515,989,429
            AARP Shares                                                                                 $  144,788,649
            Shares Outstanding
            Scudder Shares                      49,316,111                                                  49,316,111
            AARP Shares                                              7,162,400         (2,452,294)           4,710,106
            Net Asset Value per Share
            Scudder Shares                         $ 30.74                                                     $ 30.74
            AARP Shares                                                $ 20.24                                   30.74

                                      PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
                                 FOR THE TWELVE MONTH PERIOD ENDED SEPTEMBER 30, 1999 (UNAUDITED)


                                                           Scudder
                                                            Global               AARP           Pro Forma            Pro Forma
                                                             Fund           Global Growth      Adjustments            Combined
                                                        --------------------------------------------------------------------------
Investment Income:
  Interest and dividend income                             $ 32,979,860          3,153,707    $                       $-36,133,567
                                                        --------------------------------------------------------------------------
            Total Investment Income                          32,979,860          3,153,707                              36,133,567
  Expenses
     Management fees                                         14,797,403          1,250,584            34,754   (3)      16,082,741
     Trustee Fees                                                54,541             25,475           (25,475)  (4)          54,541
     All other expenses                                       6,497,308          1,213,198        (1,276,944)  (5)       6,433,562
                                                        --------------------------------------------------------------------------
  Total expenses before reductions                           21,349,252          2,489,257        (1,267,665)           22,570,844
  Expense reductions                                                  -                  -                 -                     -
                                                        --------------------------------------------------------------------------
  Expenses, net                                              21,349,252          2,489,257        (1,267,665)           22,570,844
                                                        --------------------------------------------------------------------------
Net investment income (loss)                                 11,630,608            664,450         1,267,665            13,562,723
                                                        --------------------------------------------------------------------------


Net Realized and Unrealized Gain (Loss):

  Net realized gain (loss) from investments                 168,603,632         11,607,431                --           180,211,063
     and foreign currency related transactions

  Net unrealized appreciation (depreciation)
     of investments and foreign currency
     related transactions                                   105,964,022         13,068,184                --           119,032,206
                                                        ---------------------------------------------------------------------------

Net increase in net assets from operations                $ 286,198,262       $ 25,340,065       $ 1,267,665         $ 312,805,992
                                                        ===========================================================================

   NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                      (UNAUDITED)
                  SEPTEMBER 30, 1999

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of September 30, 1999, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended September 30, 1999 for Scudder Global Fund and AARP Global Growth Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $92,472 and $142,764 to be borne by the Acquiring Fund and the Acquired Fund, respectively.

3. Represents increase in management fees resulting from the application of Scudder Global Fund's higher management fee.

4. Reduction in trustee fees resulting from the Reorganization.

5. Represents reduction in other expenses resulting from the implementation of an administrative fee contract.

                            PART C. OTHER INFORMATION

Item 15. Indemnification.

         A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

         Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:   Liability and Indemnification

         To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

         The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

         The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

         The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 16.           Exhibits:

                   (1)   (a)(1)  Articles of Amendment and Restatement, dated
                                 December 13, 1990, is incorporated by
                                 reference to Post-Effective Amendment No. 8 to the Registration Statement of
                                 Global/International Fund, Inc. on Form N-1A, as amended (the "Registration Statement")

                         (a)(2) Articles of Amendment, dated December 29, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                         (a)(3) Articles of Amendment, dated May 29, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                         (a)(4) Articles Supplementary, dated February 14, 1991, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                         (a)(5) Articles Supplementary, dated July 11, 1991, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

                         (a)(6) Articles Supplementary, dated November 24, 1992, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

                         (a)(7) Articles Supplementary, dated October 20, 1993, is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement.

                         (a)(8) Articles Supplementary, dated December 14, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                         (a)(9) Articles Supplementary, dated March 6, 1996, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                         (a)(10) Articles Supplementary, dated April 15, 1998 is
                                 incorporated by reference to Post-Effective
                                 Amendment No. 34 to the Registration Statement.

                   2.    (b)(1)  By-Laws, dated May 15, 1986, are incorporated
                                 by reference to the original Registration
                                 Statement.

                         (b)(2) Amendment, dated May 4, 1987, to the By-Laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

                         (b)(3) Amendment to the By-Laws, dated September 14, 1987, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                         (b)(4) Amendment to the By-Laws, dated July 27, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                         (b)(5) Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                         (b)(6) Amended and Restated By-Laws, dated March 4, 1991, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

                         (b)(7) Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

                         (b)(8) Amendment to the By-Laws, dated December 12, 1991, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                         (b)(9) Amendment to the By-Laws, dated October 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                         (b)(10) Amendment to the By-Laws, dated December 3,
                                 1997, is incorporated by reference to
                                 Post-Effective Amendment No. 34 to the
                                 Registration Statement.

                   3.            Inapplicable.

                   4. Agreement and Plan of Reorganization filed as Exhibit A to Part A hereof.

                   5.    (e)(1)  Specimen Share Certificate representing shares
                                 of capital stock of $.01 par value of Scudder Global Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                         (e)(2) Specimen Share Certificate representing shares of capital stock of $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                   6.    (f)(1)  Investment Management Agreement between the
                                 Registrant (on behalf of Scudder Global Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                         (f)(2) Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                         (f)(3) Investment Management Agreement between the Registrant (on behalf of Scudder Global Bond
                                 Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                         (f)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Global Discovery Fund) and Scudder Kemper
                                 Investments, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                         (f)(5) Investment Management Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                   7.    (g)(1)  Underwriting Agreement between the Registrant
                                 and Scudder Investor Services, Inc., dated
                                 September 7, 1998, is incorporated by
                                 reference to Post-Effective Amendment No. 36 to the Registration Statement.

                         (g)(2) Underwriting and Distribution Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated August 6, 1998 incorporated by reference to Post Effective Amendment 36 to the Registration Statement.

                         (g)(3) Underwriting and Distribution Services Agreement between the Registrant, (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 37 to the Registration Statement.

                   8.            Inapplicable.

                   9.    (i)(1)  Custodian Agreement between the Registrant and
                                 State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

                         (i)(2)  Fee schedule for Exhibit (g)(1) is
                                 incorporated by reference to Post-Effective
                                 Amendment No. 4 to the Registration Statement.

                         (i)(3) Custodian Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Brown Brothers Harriman & Co., dated July 1, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                         (i)(4)  Fee schedule for Exhibit 8(g)(3) is
                                 incorporated by reference to Post-Effective
                                 Amendment No. 5 to the Registration Statement.

                         (i)(5) Amendment, dated September 16, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986 is Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                         (i)(6) Amendment, dated December 7, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                         (i)(7) Amendment, dated November 30, 1990, to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

                         (i)(8) Custodian Agreement between the Registrant (on behalf of Scudder Short Term Global Income
                                 Fund) and Brown Brothers Harriman & Co., dated February 28, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

                        (i)(9) Custodian Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Brown Brothers Harriman & Co., dated August 30, 1991, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

                        (i)(10) Custodian Agreement between the Registrant (on behalf of Scudder Emerging Markets Income
                                 Fund) and Brown Brothers Harriman & Co., dated December 31, 1993, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

                        (i)(11) Amendment (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                        (i)(12) Amendment, dated September 29, 1997, to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated,
                                 March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

                        (i)(13) Amendment (on behalf of Scudder International Bond Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated
                                 March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                        (i)(14) Amendment (on behalf of Scudder Global Discovery Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                        (i)(15) Amendment (on behalf of Scudder Emerging Markets Income Fund), dated June 17, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated
                                 March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                   10.  (j)(1)   Amended and Restated Rule 12b-1 Plan for
                                 Global Discovery Fund Class B Shares, dated
                                 August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the
                                 Registration Statement.

                        (j)(2) Amended and Restated Rule 12b-1 Plan for Global Discovery Fund Class C Shares dated August 6, 1998 is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                        (j)(3) Mutual Funds Multi-Distribution System Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                   11. Opinion and consent of Dechert Price & Rhoads filed herein.

                   12. Opinion and consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

                   13.  (m)(1)   Transfer Agency and Service Agreement between
                                 the Registrant and Scudder Service
                                 Corporation, dated October 2, 1989, is
                                 incorporated by reference to Post-Effective
                                 Amendment No. 7 to the Registration Statement.

                        (m)(2)   Revised fee schedule dated October 1, 1996 for
                                 Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                        (m)(3) Agency agreement between the Registrant, (on behalf of Global Discovery Fund) and Kemper Service Company ,dated April 16,1998, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

                        (m)(4) COMPASS Service Agreement between Scudder Trust Company and the Registrant, dated October 1, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                        (m)(5) Revised fee schedule, dated October 1, 1996, for Exhibit 9(b)(4) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                        (m)(6) Shareholder Services Agreement with Charles Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                        (m)(7) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Global Fund and Scudder Global Small Company Fund), dated June
                                 8, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                        (m)(8) Administrative Services Agreement between McGladvey & Pullen, Inc. and the Registrant, dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                        (m)(9) Administrative Services Agreement between the Registrant (on behalf of Global Discovery
                                 Fund) and Kemper Distributors, Inc., dated
                                 April 16, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                        (m)(10) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation, dated March 14, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                        (m)(11) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund Accounting Corporation, dated August 3, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                        (m)(12) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund Accounting Corporation, dated June 15, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

                        (m)(13) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term Global Income Fund)) and Scudder Fund Accounting Corporation, dated November 29, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

                        (m)(14) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund Accounting Corporation, dated February 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                  14. Consent of PricewaterhouseCoopers LLP filed herein.

                  15.            Inapplicable.

                  16.            Powers of attorney filed herein.

                  17.            Form of Proxy filed herein.

Item 17.          Undertakings.

                  1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Global/International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 3rd day of March, 2000.

                                           GLOBAL/INTERNATIONAL FUND, INC.


                                           By: /s/ William Holzer
                                               -------------------------
                                           Title: President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                           TITLE                    DATE
          ---------                           -----                    ----

/s/ William Holzer                          President              March 3, 2000
-------------------
William Holzer


/s/ Sheryle J. Bolton*                      Director               March 3, 2000
----------------------
Sheryle J. Bolton


/s/ William T. Burgin*                      Director               March 3, 2000
----------------------
William T. Burgin


/s/ Keith R. Fox*                           Director               March 3, 2000
-----------------
Keith R. Fox


/s/ William H. Luers*                       Director               March 3, 2000
---------------------
William H. Luers


/s/ Kathryn L. Quirk*               Director, Vice President       March 3, 2000
---------------------               and Assistant Secretary
Kathryn L. Quirk


/s/ Joan E. Spero*                          Director               March 3, 2000
------------------
Joan E. Spero


/s/ John R. Hebble                    Treasurer (Principal         March 3, 2000
-------------------                 Financial and Accounting
John R. Hebble                               Officer)


*By: /s/ Sheldon A. Jones                 March 3, 2000
     --------------------
     Sheldon A. Jones
     Attorney-in-fact

*Executed pursuant to powers of attorney filed with the Registrant's Registration Statement on Form N-14 as filed with the Commission electronically herewith.


                                      -67-